NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
	142,200 shares (cost $4,018,048)	$4,231,885
Global Allocation V.I. Fund - Class II (MLVGA2)
	54,518 shares (cost $941,693)	882,100
Stock Index Fund, Inc. - Initial Shares (DSIF)
	87,017 shares (cost $3,379,704)	3,914,907
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
	26,833 shares (cost $136,391)	155,095
Balanced Portfolio: Service Shares (JABS)
	14,357 shares (cost $432,360)	473,342
Forty Portfolio: Service Shares (JACAS)
	10,921 shares (cost $397,755)	428,209
Global Technology Portfolio: Service Shares (JAGTS)
	24,127 shares (cost $186,568)	206,527
Overseas Portfolio: Service Shares (JAIGS)
	51,034 shares (cost $1,789,509)	1,610,136
Investors Growth Stock Series - Initial Class (MIGIC)
	11,964 shares (cost $133,876)	191,900
Value Series - Initial Class (MVFIC)
	177,276 shares (cost $2,629,319)	3,605,786
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	33,280 shares (cost $341,261)	355,435
Emerging Markets Debt Portfolio - Class I (MSEM)
	6,529 shares (cost $56,685)	51,903
U.S. Real Estate Portfolio - Class I (MSVRE)
	49,730 shares (cost $915,850)	1,001,057
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	49,129 shares (cost $761,936)	941,319
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	2,872 shares (cost $58,693)	71,509
American Funds NVIT Bond Fund - Class II (GVABD2)
	5,042 shares (cost $57,450)	58,129
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	3,863 shares (cost $92,827)	118,918
American Funds NVIT Growth Fund - Class II (GVAGR2)
	6,373 shares (cost $298,309)	535,632
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	609 shares (cost $25,590)	35,948
Federated NVIT High Income Bond Fund - Class I (HIBF)
	91,135 shares (cost $648,913)	606,047
NVIT Emerging Markets Fund - Class I (GEM)
	33,995 shares (cost $387,979)	374,287
NVIT International Equity Fund - Class I (GIG)
	6,730 shares (cost $72,016)	69,322
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
	3,938 shares (cost $35,427)	40,248
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	22,386 shares (cost $224,590)	227,221
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
	20,057 shares (cost $225,293)	331,139
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
	4,560 shares (cost $47,157)	49,707

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
	7,202 shares (cost $78,646)	$85,489
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
	37,287 shares (cost $392,076)	450,431
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
	7,912 shares (cost $84,261)	84,261
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
	12,321 shares (cost $141,222)	148,219
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
	1,921 shares (cost $20,930)	21,364
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
	19,741 shares (cost $223,037)	226,233
NVIT Core Bond Fund - Class I (NVCBD1)
	6,976 shares (cost $77,140)	76,183
NVIT Core Plus Bond Fund - Class I (NVLCP1)
	6,995 shares (cost $79,655)	80,095
NVIT Nationwide Fund - Class IV (TRF4)
	114,900 shares (cost $1,024,918)	1,679,845
NVIT Government Bond Fund - Class I (GBF)
	10,616 shares (cost $123,699)	117,524
NVIT Government Bond Fund - Class IV (GBF4)
	89,708 shares (cost $1,049,934)	992,165
American Century NVIT Growth Fund - Class IV (CAF4)
	97,859 shares (cost $1,261,504)	2,183,243
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
	60,106 shares (cost $542,646)	777,166
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
	27,466 shares (cost $289,896)	286,472
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
	172,986 shares (cost $1,924,136)	2,311,091
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
	140,660 shares (cost $1,451,028)	1,950,953
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
	24,779 shares (cost $264,405)	294,871
NVIT Mid Cap Index Fund - Class I (MCIF)
	64,515 shares (cost $1,536,019)	1,618,693
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
	154,557 shares (cost $1,852,969)	1,714,039
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
	42,385 shares (cost $474,649)	427,240
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
	89,920 shares (cost $877,645)	906,390
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
	75,902 shares (cost $784,351)	1,019,357
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
	17,074 shares (cost $162,240)	201,308
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
	311,725 shares (cost $3,008,867)	3,921,495
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
	53,274 shares (cost $574,658)	630,764
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
	13,695 shares (cost $241,425)	287,326
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
	126,762 shares (cost $1,283,945)	2,010,452
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
	86,642 shares (cost $1,454,485)	2,030,877

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Multi-Sector Bond Fund - Class I (MSBF)
73,666 shares (cost $658,434)	$671,832
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,336,626 shares (cost $12,020,144)	19,140,489
NVIT Short Term Bond Fund - Class II (NVSTB2)
18,049 shares (cost $189,400)	187,164
NVIT Large Cap Growth Fund - Class I (NVOLG1)
628,409 shares (cost $10,306,282)	14,290,015
Templeton NVIT International Value Fund - Class III (NVTIV3)
6,836 shares (cost $85,904)	82,924
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
111,063 shares (cost $1,105,371)	1,846,972
NVIT Real Estate Fund - Class I (NVRE1)
380,484 shares (cost $3,409,967)	3,222,703
NVIT Money Market Fund - Class IV (SAM4)
4,542,324 shares (cost $4,542,324)	4,542,324
VPS Growth and Income Portfolio - Class A (ALVGIA)
12,602 shares (cost $263,053)	378,572
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
16,260 shares (cost $288,683)	356,914
VP Income & Growth Fund - Class I (ACVIG)
34,808 shares (cost $295,184)	351,910
VP Inflation Protection Fund - Class II (ACVIP2)
21,900 shares (cost $253,890)	227,539
VP International Fund - Class I (ACVI)
23,629 shares (cost $208,204)	235,820
VP Mid Cap Value Fund - Class I (ACVMV1)
34,884 shares (cost $545,369)	692,106
VP Ultra(R) Fund - Class I (ACVU1)
337 shares (cost $5,063)	5,434
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
183,081 shares (cost $2,705,975)	3,368,685
Appreciation Portfolio - Initial Shares (DCAP)
6,673 shares (cost $270,040)	330,399
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
864 shares (cost $39,316)	41,297
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
11,344 shares (cost $63,256)	62,960
Quality Bond Fund II - Primary Shares (FQB)
48,064 shares (cost $551,340)	548,891
Equity-Income Portfolio - Initial Class (FEIP)
316,926 shares (cost $6,248,581)	7,691,786
High Income Portfolio - Initial Class (FHIP)
235,972 shares (cost $1,341,421)	1,302,564
VIP Asset Manager Portfolio - Initial Class (FAMP)
129,324 shares (cost $1,804,618)	2,217,908
VIP Energy Portfolio - Service Class 2 (FNRS2)
10,364 shares (cost $238,680)	211,112
VIP Equity-Income Portfolio - Service Class (FEIS)
28,745 shares (cost $517,044)	695,059
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
560 shares (cost $6,820)	6,966
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,365 shares (cost $14,605)	17,734
VIP Growth Portfolio - Initial Class (FGP)
201,160 shares (cost $7,144,300)	12,769,628

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Growth Portfolio - Service Class (FGS)
8,600 shares (cost $304,976)	$544,545
VIP High Income Portfolio - Initial Class R (FHIPR)
96,380 shares (cost $550,452)	530,089
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
325,549 shares (cost $4,230,840)	4,163,776
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
5,025 shares (cost $64,420)	63,612
VIP Mid Cap Portfolio - Service Class (FMCS)
88,154 shares (cost $2,911,175)	3,300,482
VIP Overseas Portfolio - Initial Class (FOP)
101,805 shares (cost $1,571,264)	1,903,758
VIP Overseas Portfolio - Initial Class R (FOPR)
124,226 shares (cost $1,977,544)	2,316,814
VIP Overseas Portfolio - Service Class (FOS)
157 shares (cost $2,660)	2,931
VIP Overseas Portfolio - Service Class R (FOSR)
15,782 shares (cost $242,684)	293,383
VIP Value Strategies Portfolio - Service Class (FVSS)
22,557 shares (cost $233,389)	341,962
Rising Dividends Securities Fund - Class 1 (FTVRDI)
38,912 shares (cost $970,994)	1,152,970
Small Cap Value Securities Fund - Class 1 (FTVSVI)
55,698 shares (cost $1,007,880)	1,270,465
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
15,635 shares (cost $154,228)	143,842
Templeton Foreign Securities Fund - Class 1 (TIF)
20,243 shares (cost $307,965)	310,533
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
81,081 shares (cost $1,517,830)	1,458,642
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
310 shares (cost $2,300)	2,297
Short Duration Bond Portfolio - I Class Shares (AMTB)
98,639 shares (cost $1,084,419)	1,051,491
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
1,520 shares (cost $41,944)	37,236
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
65,558 shares (cost $605,483)	1,074,502
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,474 shares (cost $17,284)	26,423
Socially Responsive Portfolio - I Class Shares (AMSRS)
14,576 shares (cost $233,210)	348,076
Global Securities Fund/VA - Non-Service Shares (OVGS)
75,547 shares (cost $2,912,466)	2,984,117
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
11,928 shares (cost $236,911)	400,913
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
13,527 shares (cost $282,300)	359,286
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
17,461 shares (cost $96,694)	92,544
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
32,412 shares (cost $367,410)	341,296
Low Duration Portfolio - Administrative Class (PMVLDA)
133,243 shares (cost $1,415,119)	1,409,708
VT Growth & Income Fund: Class IB (PVGIB)
7,330 shares (cost $129,418)	191,472

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VT International Equity Fund: Class IB (PVTIGB)
3,994 shares (cost $58,317)	$52,716
VT Voyager Fund: Class IB (PVTVB)
2,470 shares (cost $97,661)	135,926
VI American Franchise Fund - Series I Shares (ACEG)
1,727 shares (cost $91,403)	94,766
VI Value Opportunities Fund - Series I Shares (AVBVI)
447 shares (cost $3,052)	4,396
Health Sciences Portfolio - II (TRHS2)
18,963 shares (cost $588,965)	687,403
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
101,236 shares (cost $1,040,455)	944,530
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
180,028 shares (cost $2,450,936)	2,331,367
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
42,258 shares (cost $1,243,067)	1,072,094
Variable Insurance Fund - Equity Income Portfolio (VVEI)
18,381 shares (cost $277,879)	423,508
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
29,888 shares (cost $229,223)	243,288
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
41,361 shares (cost $557,762)	930,210
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
14,963 shares (cost $178,062)	180,607
Variable Insurance Portfolios - Asset Strategy (WRASP)
23,196 shares (cost $262,208)	252,098
Advantage VT Discovery Fund (SVDF)
7,425 shares (cost $179,760)	228,022
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,072 shares (cost $61,137)	88,658
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
11,915 shares (cost $107,689)	118,674

Total Investments	$156,504,389

Accounts Receivable-VI American Franchise Fund - Series I Shares (ACEG)	80
Accounts Receivable-VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	350
Accounts Receivable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	273
Accounts Receivable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	17
Accounts Receivable-Appreciation Portfolio - Initial Shares (DCAP)	121
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	172
Accounts Receivable-VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	8
Accounts Receivable-VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	63
Accounts Receivable-Rising Dividends Securities Fund - Class 1 (FTVRDI)	346
Accounts Receivable-Managed Tail Risk Fund II: Primary Shares (FVCA2P)	57
Accounts Receivable-VIP Value Strategies Portfolio - Service Class (FVSS)	152
Accounts Receivable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	321
Accounts Receivable-American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	64
Accounts Receivable-Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	73
Accounts Receivable-Forty Portfolio: Service Shares (JACAS)	224
Accounts Receivable-Investors Growth Stock Series - Initial Class (MIGIC)	190
Accounts Receivable-NVIT Core Bond Fund - Class I (NVCBD1)	29
Accounts Receivable-NVIT Cardinal Balanced Fund - Class I (NVCRB1)	49
Accounts Receivable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	99
Accounts Receivable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	81
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	112
Accounts Receivable-Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	78

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-VP Inflation Protection Fund - Class II (ACVIP2)	$(139)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(54)
Accounts Payable-VPS Growth and Income Portfolio - Class A (ALVGIA)	(150)
Accounts Payable-VI Value Opportunities Fund - Series I Shares (AVBVI)	(91)
Accounts Payable-VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	(5)
Accounts Payable-VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	(56)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(31)
Accounts Payable-Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	(76)
Accounts Payable-American Funds NVIT Global Growth Fund - Class II (GVAGG2)	(63)
Accounts Payable-NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	(129)
Accounts Payable-Balanced Portfolio: Service Shares (JABS)	(226)
Accounts Payable-Global Technology Portfolio: Service Shares (JAGTS)	(106)
Accounts Payable-Emerging Markets Debt Portfolio - Class I (MSEM)	(29)
Accounts Payable-NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(16)
Accounts Payable-Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(13)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(136)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(34)
Accounts Payable-Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(292)
Accounts Payable-VT International Equity Fund: Class IB (PVTIGB)	(46)
Accounts Payable-Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(70)
Other Accounts Payable	(2,697)

$156,502,889

Contract Owners’ Equity:
Accumulation units	156,502,889

Total Contract Owners’ Equity (note 8)	$156,502,889

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$2,251,573	-	17,703	75,717	-	8,623	128	-
Mortality and expense risk charges (note 2b)	(1,123,482)	(29,406)	(5,894)	(29,533)	(1,430)	(3,760)	(3,059)	(1,414)

Net investment income (loss)	1,128,091	(29,406)	11,809	46,184	(1,430)	4,863	(2,931)	(1,414)

Realized gain (loss) on investments	7,401,519	191,821	13,506	508,699	47,365	22,139	15,077	38,531
Change in unrealized gain (loss) on investments	(5,919,309)	(573,465)	(82,563)	(106,962)	(35,582)	(3,709)	(108,517)	(35,542)

Net gain (loss) on investments	1,482,210	(381,644)	(69,057)	401,737	11,783	18,430	(93,440)	2,989

Reinvested capital gains	6,462,946	390,424	65,162	47,888	-	15,453	126,652	13,381

Net increase (decrease) in contract owners’ equity resulting from operations	$9,073,247	(20,626)	7,914	495,809	10,353	38,746	30,281	14,956

Investment Activity:	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2
Reinvested dividends	$101,376	944	57,946	12,196	8,694	6,722	18,565	688
Mortality and expense risk charges (note 2b)	(12,488)	(1,320)	(28,262)	(2,623)	(745)	(4,189)	(6,847)	(539)

Net investment income (loss)	88,888	(376)	29,684	9,573	7,949	2,533	11,718	149

Realized gain (loss) on investments	(44,024)	6,983	265,352	2,029	1,113	124,728	46,649	2,070
Change in unrealized gain (loss) on investments	(384,007)	1,694	(70,072)	16,547	(400)	53,974	(53,542)	706

Net gain (loss) on investments	(428,031)	8,677	195,280	18,576	713	178,702	(6,893)	2,776

Reinvested capital gains	124,813	10,142	117,242	-	1,196	-	103,082	113

Net increase (decrease) in contract owners’ equity resulting from operations	$(214,330)	18,443	342,206	28,149	9,858	181,235	107,907	3,038

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$725	819	2,387	275	32,860	3,934	1,114	1,642
Mortality and expense risk charges (note 2b)	(448)	(851)	(3,937)	(247)	(3,591)	(2,235)	(324)	(318)

Net investment income (loss)	277	(32)	(1,550)	28	29,269	1,699	790	1,324

Realized gain (loss) on investments	337	2,678	30,728	1,095	1,204	4,232	13	498
Change in unrealized gain (loss) on investments	1,419	(1,282)	8,399	1,613	(24,179)	(17,796)	(2,694)	(2,365)

Net gain (loss) on investments	1,756	1,396	39,127	2,708	(22,975)	(13,564)	(2,681)	(1,867)

Reinvested capital gains	516	-	-	315	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,549	1,364	37,577	3,051	6,294	(11,865)	(1,891)	(543)

Investment Activity:	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$2,049	2,986	736	2,021	11,707	1,917	3,645	521
Mortality and expense risk charges (note 2b)	(1,987)	(2,614)	(131)	(629)	(3,570)	(621)	(807)	(137)

Net investment income (loss)	62	372	605	1,392	8,137	1,296	2,838	384

Realized gain (loss) on investments	31,686	21,317	95	587	12,712	64	3,051	369
Change in unrealized gain (loss) on investments	(48,546)	10,833	1,140	(983)	(18,007)	(1,669)	(6,089)	(1,670)

Net gain (loss) on investments	(16,860)	32,150	1,235	(396)	(5,295)	(1,605)	(3,038)	(1,301)

Reinvested capital gains	33,984	-	428	2,083	15,282	2,508	3,426	1,623

Net increase (decrease) in contract owners’ equity resulting from operations	$17,186	32,522	2,268	3,079	18,124	2,199	3,226	706

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4	CAF4	GVIDA
Reinvested dividends	$5,152	2,100	1,825	19,251	2,294	20,256	7,513	12,852
Mortality and expense risk charges (note 2b)	(1,109)	(564)	(595)	(11,109)	(855)	(7,036)	(15,278)	(5,800)

Net investment income (loss)	4,043	1,536	1,230	8,142	1,439	13,220	(7,765)	7,052

Realized gain (loss) on investments	879	203	(62)	60,513	(650)	(15,970)	166,238	1,313
Change in unrealized gain (loss) on investments	(4,956)	1,487	2,228	110,794	3,486	42,396	61,265	23,946

Net gain (loss) on investments	(4,077)	1,690	2,166	171,307	2,836	26,426	227,503	25,259

Reinvested capital gains	4,786	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,752	3,226	3,396	179,449	4,275	39,646	219,738	32,311

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG1	GVDIVI	GVDIV4
Reinvested dividends	$4,956	39,234	33,213	5,326	17,372	19,888	8,027	42,383
Mortality and expense risk charges (note 2b)	(1,741)	(16,639)	(14,932)	(2,171)	(13,377)	(9,358)	(2,292)	(6,633)

Net investment income (loss)	3,215	22,595	18,281	3,155	3,995	10,530	5,735	35,750

Realized gain (loss) on investments	880	56,014	96,514	8,563	108,613	(15,440)	(122)	18,449
Change in unrealized gain (loss) on investments	(6,219)	22,983	(30,542)	(5,537)	(97,605)	(138,930)	(47,408)	(155,852)

Net gain (loss) on investments	(5,339)	78,997	65,972	3,026	11,008	(154,370)	(47,530)	(137,403)

Reinvested capital gains	8,698	-	-	5,632	116,845	97,761	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,574	101,592	84,253	11,813	131,848	(46,079)	(41,795)	(101,653)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF
Reinvested dividends	$4,944	2,446	-	8,378	-	10,355	3,435	20,895
Mortality and expense risk charges (note 2b)	(7,511)	(1,452)	(27,452)	(4,477)	(2,095)	(14,238)	(14,728)	(4,784)

Net investment income (loss)	(2,567)	994	(27,452)	3,901	(2,095)	(3,883)	(11,293)	16,111

Realized gain (loss) on investments	68,829	7,304	272,160	23,240	19,555	114,767	66,839	5,563
Change in unrealized gain (loss) on investments	(44,800)	(8,726)	(603,465)	(76,256)	(52,982)	(180,286)	(368,860)	318

Net gain (loss) on investments	24,029	(1,422)	(331,305)	(53,016)	(33,427)	(65,519)	(302,021)	5,881

Reinvested capital gains	72,069	19,364	476,941	140,324	39,418	185,773	311,413	-

Net increase (decrease) in contract owners’ equity resulting from operations	$93,531	18,936	118,184	91,209	3,896	116,371	(1,901)	21,992

Investment Activity:	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA
Reinvested dividends	$335,876	1,784	101,511	2,994	30,931	95,250	-	5,267
Mortality and expense risk charges (note 2b)	(128,078)	(1,190)	(98,236)	(615)	(13,044)	(24,533)	(33,260)	(2,536)

Net investment income (loss)	207,798	594	3,275	2,379	17,887	70,717	(33,260)	2,731

Realized gain (loss) on investments	780,887	138	511,927	431	109,176	116,060	-	33,095
Change in unrealized gain (loss) on investments	1,202,371	(1,355)	(904,089)	(13,532)	12,485	(211,285)	-	(2,506)

Net gain (loss) on investments	1,983,258	(1,217)	(392,162)	(13,101)	121,661	(95,225)	-	30,589

Reinvested capital gains	-	-	1,465,175	3,253	-	826,762	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,191,056	(623)	1,076,288	(7,469)	139,548	802,254	(33,260)	33,320

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Reinvested dividends	$2,427	5,025	3,051	4,587	7,691	395	21,159	6,777
Mortality and expense risk charges (note 2b)	(2,414)	(1,580)	(1,708)	(1,740)	(4,842)	(607)	(25,629)	(2,735)

Net investment income (loss)	13	3,445	1,343	2,847	2,849	(212)	(4,470)	4,042

Realized gain (loss) on investments	20,635	11,913	(2,535)	27,500	56,245	51,652	390,600	46,425
Change in unrealized gain (loss) on investments	(32,408)	7,526	1,554	(48,133)	(8,130)	(44,910)	(470,541)	(40,419)

Net gain (loss) on investments	(11,773)	19,439	(981)	(20,633)	48,115	6,742	(79,941)	6,006

Reinvested capital gains	40,038	-	5,957	-	41,346	-	200,947	10,000

Net increase (decrease) in contract owners’ equity resulting from operations	$28,278	22,884	6,319	(17,786)	92,310	6,530	116,536	20,048

Investment Activity:	DSC	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2	FEIS
Reinvested dividends	$-	1,108	19,545	216,845	76,962	33,628	1,530	18,903
Mortality and expense risk charges (note 2b)	(398)	(445)	(3,423)	(52,799)	(8,979)	(15,797)	(2,074)	(5,028)

Net investment income (loss)	(398)	663	16,122	164,046	67,983	17,831	(544)	13,875

Realized gain (loss) on investments	16,186	(1,197)	(306)	(93,402)	17,539	63,321	4,455	12,977
Change in unrealized gain (loss) on investments	(17,598)	(12,682)	(2,195)	408,387	(77,804)	(67,963)	(61,380)	14,990

Net gain (loss) on investments	(1,412)	(13,879)	(2,501)	314,985	(60,265)	(4,642)	(56,925)	27,967

Reinvested capital gains	-	12,139	-	107,222	-	109,419	2,763	9,516

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,810)	(1,077)	13,621	586,253	7,718	122,608	(54,706)	51,358

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FF10S	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS	FMCS
Reinvested dividends	$107	259	23,501	501	31,206	90,251	1,362	5,240
Mortality and expense risk charges (note 2b)	(46)	(126)	(86,198)	(4,006)	(4,059)	(29,528)	(450)	(25,718)

Net investment income (loss)	61	133	(62,697)	(3,505)	27,147	60,723	912	(20,478)

Realized gain (loss) on investments	410	85	692,410	46,170	2,881	1,928	194	112,563
Change in unrealized gain (loss) on investments	(384)	132	621,207	9,001	(27,347)	150,787	1,784	(10,195)

Net gain (loss) on investments	26	217	1,313,617	55,171	(24,466)	152,715	1,978	102,368

Reinvested capital gains	96	331	-	-	-	1,695	24	85,745

Net increase (decrease) in contract owners’ equity resulting from operations	$183	681	1,250,920	51,666	2,681	215,133	2,914	167,635

Investment Activity:	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI	FTVDM2
Reinvested dividends	$26,977	32,670	39	3,795	3,170	18,195	10,904	2,202
Mortality and expense risk charges (note 2b)	(13,435)	(17,850)	(22)	(2,234)	(2,534)	(9,197)	(9,381)	(744)

Net investment income (loss)	13,542	14,820	17	1,561	636	8,998	1,523	1,458

Realized gain (loss) on investments	(5,508)	149,078	1	15,496	24,579	242,707	36,659	106
Change in unrealized gain (loss) on investments	(194,759)	(385,099)	(297)	(45,629)	(5,020)	(190,330)	(131,233)	(10,386)

Net gain (loss) on investments	(200,267)	(236,021)	(296)	(30,133)	19,559	52,377	(94,574)	(10,280)

Reinvested capital gains	536	631	1	79	-	22,551	94,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(186,189)	(220,570)	(278)	(28,493)	20,195	83,926	1,813	(8,822)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	TIF	FTVGI2	FTVFA2	AMTB	AMCG	AMTP	AMFAS	AMSRS
Reinvested dividends	$8,243	76,349	2,382	18,109	-	7,970	-	1,270
Mortality and expense risk charges (note 2b)	(2,509)	(7,499)	(372)	(7,150)	(215)	(7,293)	(188)	(2,574)

Net investment income (loss)	5,734	68,850	2,010	10,959	(215)	677	(188)	(1,304)

Realized gain (loss) on investments	5,298	(3,590)	(4,643)	(1,837)	19,950	116,877	2,195	22,273
Change in unrealized gain (loss) on investments	(58,225)	(59,188)	(3)	(9,672)	(25,925)	(21,790)	(3,638)	10,939

Net gain (loss) on investments	(52,927)	(62,778)	(4,646)	(11,509)	(5,975)	95,087	(1,443)	33,212

Reinvested capital gains	-	-	73	-	9,242	-	2,263	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,193)	6,072	(2,563)	(550)	3,052	95,764	632	31,908

Investment Activity:	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA	PVGIB	PVTIGB
Reinvested dividends	$37,302	3,430	2,990	4,545	3,691	14,510	3,138	539
Mortality and expense risk charges (note 2b)	(18,363)	(2,806)	(2,445)	(782)	(1,370)	(9,432)	(1,610)	(401)

Net investment income (loss)	18,939	624	545	3,763	2,321	5,078	1,528	138

Realized gain (loss) on investments	130,287	22,035	30,092	(867)	(56)	1,017	34,526	(838)
Change in unrealized gain (loss) on investments	(251,616)	7,462	(41,714)	(480)	(24,818)	(6,211)	(14,052)	(3,615)

Net gain (loss) on investments	(121,329)	29,497	(11,622)	(1,347)	(24,874)	(5,194)	20,474	(4,453)

Reinvested capital gains	152,184	8,291	48,035	-	1,005	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,794	38,412	36,958	2,416	(21,548)	(116)	22,002	(4,315)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM	VWHA	VVEI
Reinvested dividends	$938	53	60	-	55,983	16,136	1,413	10,278
Mortality and expense risk charges (note 2b)	(920)	(954)	(26)	(4,550)	(7,727)	(19,587)	(9,887)	(3,934)

Net investment income (loss)	18	(901)	34	(4,550)	48,256	(3,451)	(8,474)	6,344

Realized gain (loss) on investments	2,903	25,145	58	87,737	(63,008)	24,681	(1,921)	12,270
Change in unrealized gain (loss) on investments	5,650	(17,443)	154	28,926	(48,789)	(458,729)	(244,497)	922

Net gain (loss) on investments	8,553	7,702	212	116,663	(111,797)	(434,048)	(246,418)	13,192

Reinvested capital gains	2,407	-	-	53,138	89,472	368,367	-	21,296

Net increase (decrease) in contract owners’ equity resulting from operations	$10,978	6,801	246	165,251	25,931	(69,132)	(254,892)	40,832

Investment Activity:	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG	OVGS3
Reinvested dividends	$12,620	8,549	4,824	1,220	-	55	-	-
Mortality and expense risk charges (note 2b)	(2,218)	(8,515)	(1,780)	(1,991)	(1,497)	(625)	(958)	(4,844)

Net investment income (loss)	10,402	34	3,044	(771)	(1,497)	(570)	(958)	(4,844)

Realized gain (loss) on investments	4,258	35,564	1,854	10,558	13,675	6,574	6,705	601,314
Change in unrealized gain (loss) on investments	(6,808)	36,829	3,581	(58,973)	(43,427)	2,924	(23,840)	(598,264)

Net gain (loss) on investments	(2,550)	72,393	5,435	(48,415)	(29,752)	9,498	(17,135)	3,050

Reinvested capital gains	-	33,855	703	32,342	30,049	-	14,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,852	106,282	9,182	(16,844)	(1,200)	8,928	(3,696)	(1,794)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVDM3	FTVGI3	HIBF3	GEM3	GIG3	NVMIG3	GVDIV3
Reinvested dividends	$-	-	3,308	1,736	1,268	22,345	11,959
Mortality and expense risk charges (note 2b)	(353)	(3,527)	(350)	(873)	(141)	(4,643)	(1,173)

Net investment income (loss)	(353)	(3,527)	2,958	863	1,127	17,702	10,786

Realized gain (loss) on investments	(3,847)	(12,480)	896	42,517	8,796	256,805	57,369
Change in unrealized gain (loss) on investments	(442)	25,781	617	(55,992)	(8,915)	(259,262)	(72,544)

Net gain (loss) on investments	(4,289)	13,301	1,513	(13,475)	(119)	(2,457)	(15,175)

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,642)	9,774	4,471	(12,612)	1,008	15,245	(4,389)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AASCO		MLVGA2		DSIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,128,091	969,471	(29,406)	(29,788)	11,809	5,168	46,184	32,525
Realized gain (loss) on investments	7,401,519	7,913,128	191,821	290,879	13,506	8,733	508,699	113,955
Change in unrealized gain (loss) on investments	(5,919,309)	22,422,202	(573,465)	399,679	(82,563)	20,095	(106,962)	466,146
Reinvested capital gains	6,462,946	2,780,196	390,424	566,237	65,162	26,594	47,888	18,400

Net increase (decrease) in contract owners’ equity resulting from operations	9,073,247	34,084,997	(20,626)	1,227,007	7,914	60,590	495,809	631,026

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	24,142,947	32,425,501	225,634	251,927	170,213	630,025	1,038,932	2,373,163
Transfers between subaccounts (including fixed account), net	(1,630)	(2,748)	(61)	(2)	(1)	-	(10)	-
Surrenders and Death Benefits (notes 4 and 6)	(30,469,661)	(38,156,373)	(271,370)	(386,901)	(66,125)	(110,630)	(1,573,074)	(332,138)
Net policy repayments (loans) (note 5)	602,670	(1,563,132)	(35,536)	(32,450)	(908)	(11,748)	(2,791)	12,603
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,410,805)	(11,884,096)	(319,064)	(323,361)	(22,983)	(15,768)	(115,121)	(81,065)
Adjustments to maintain reserves	(16,428)	7,652	(337)	169	32	(85)	(173)	(211)

Net equity transactions	(17,152,907)	(19,173,196)	(400,734)	(490,618)	80,228	491,794	(652,237)	1,972,352

Net change in contract owners’ equity	(8,079,660)	14,911,801	(421,360)	736,389	88,142	552,384	(156,428)	2,603,378
Contract owners’ equity beginning of period	164,582,549	149,670,748	4,653,283	3,916,894	794,023	241,639	4,071,336	1,467,958

Contract owners’ equity end of period	$156,502,889	164,582,549	4,231,923	4,653,283	882,165	794,023	3,914,908	4,071,336

CHANGES IN UNITS:
Beginning units	559,464	630,264	14,352	16,290	5,052	1,748	13,732	6,880
Units purchased	132,161	151,032	1,083	1,141	1,327	4,308	3,300	8,641
Units redeemed	(170,080)	(221,832)	(2,359)	(3,079)	(833)	(1,004)	(4,417)	(1,789)

Ending units	521,545	559,464	13,076	14,352	5,546	5,052	12,615	13,732

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVKMG1		JABS		JACAS		JAGTS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,430)	(635)	4,863	5,207	(2,931)	(734)	(1,414)	(1,356)
Realized gain (loss) on investments	47,365	4,959	22,139	3,107	15,077	51,265	38,531	11,408
Change in unrealized gain (loss) on investments	(35,582)	56,886	(3,709)	57,381	(108,517)	65,523	(35,542)	47,771
Reinvested capital gains	-	-	15,453	18,634	126,652	-	13,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,353	61,210	38,746	84,329	30,281	116,054	14,956	57,823

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	100,992	18,524	117,290	202,730	24,413	47,207	120,549	18,898
Transfers between subaccounts (including fixed account), net	(3)	(1)	(3)	(1)	(9)	(1,354)	(7)	-
Surrenders and Death Benefits (notes 4 and 6)	(161,288)	(17,828)	(159,687)	(362,381)	(34,097)	(136,093)	(119,462)	(42,582)
Net policy repayments (loans) (note 5)	103	(1,125)	(9,320)	(27,712)	(5,051)	(18,009)	2,011	1,043
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,572)	(15,752)	(29,384)	(29,933)	(34,584)	(49,699)	(18,874)	(21,149)
Adjustments to maintain reserves	5	(144)	229	31	(251)	164	106	55

Net equity transactions	(74,763)	(16,326)	(80,875)	(217,266)	(49,579)	(157,784)	(15,677)	(43,735)

Net change in contract owners’ equity	(64,410)	44,884	(42,129)	(132,937)	(19,298)	(41,730)	(721)	14,088
Contract owners’ equity beginning of period	219,432	174,548	515,697	648,634	447,283	489,013	207,354	193,266

Contract owners’ equity end of period	$155,022	219,432	473,568	515,697	427,985	447,283	206,633	207,354

CHANGES IN UNITS:
Beginning units	1,575	1,668	1,582	2,599	1,706	2,401	654	861
Units purchased	728	160	275	580	95	222	496	77
Units redeemed	(1,262)	(253)	(498)	(1,597)	(291)	(917)	(570)	(284)

Ending units	1,041	1,575	1,359	1,582	1,510	1,706	580	654

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAIGS		MIGIC		MVFIC		MSVFI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$88,888	43,092	(376)	(166)	29,684	25,865	9,573	3,142
Realized gain (loss) on investments	(44,024)	(346,142)	6,983	6,529	265,352	1,279,046	2,029	1,563
Change in unrealized gain (loss) on investments	(384,007)	595,134	1,694	28,989	(70,072)	371,770	16,547	(6,441)
Reinvested capital gains	124,813	-	10,142	4,968	117,242	17,654	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(214,330)	292,084	18,443	40,320	342,206	1,694,335	28,149	(1,736)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	55,692	97,209	8,000	24,790	98,800	914,667	9,877	315,768
Transfers between subaccounts (including fixed account), net	(4)	(9)	-	-	(12)	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	6,447	(2,807,487)	(9,835)	(6,439)	(797,798)	(4,008,270)	(4,801)	(17,940)
Net policy repayments (loans) (note 5)	(4,879)	(22,965)	-	-	(10,390)	(47,935)	18,475	17,694
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(97,881)	(129,638)	(6,707)	(7,489)	(134,489)	(167,164)	(120,509)	(18,902)
Adjustments to maintain reserves	(177)	205	(375)	291	180	(196)	(73)	20

Net equity transactions	(40,802)	(2,862,685)	(8,917)	11,153	(843,709)	(3,308,898)	(97,031)	296,640

Net change in contract owners’ equity	(255,132)	(2,570,601)	9,526	51,473	(501,503)	(1,614,563)	(68,882)	294,904
Contract owners’ equity beginning of period	1,865,375	4,435,976	182,184	130,711	4,107,551	5,722,114	424,318	129,414

Contract owners’ equity end of period	$1,610,243	1,865,375	191,710	182,184	3,606,048	4,107,551	355,436	424,318

CHANGES IN UNITS:
Beginning units	6,626	18,229	783	729	14,580	25,217	1,815	781
Units purchased	1,090	811	27	110	410	4,194	106	1,231
Units redeemed	(1,163)	(12,414)	(66)	(56)	(3,267)	(14,831)	(483)	(197)

Ending units	6,553	6,626	744	783	11,723	14,580	1,438	1,815

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSEM		MSVRE		NVAMV1		GVAAA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,949	5,191	2,533	3,801	11,718	9,235	149	234
Realized gain (loss) on investments	1,113	1,030	124,728	95,730	46,649	29,062	2,070	10,295
Change in unrealized gain (loss) on investments	(400)	(23,771)	53,974	(67,212)	(53,542)	175,042	706	7,268
Reinvested capital gains	1,196	1,909	-	-	103,082	16,165	113	16

Net increase (decrease) in contract owners’ equity resulting from operations	9,858	(15,641)	181,235	32,319	107,907	229,504	3,038	17,813

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	5,356	11,774	1,099,161	40,433	51,897	61,825	4,331	13,634
Transfers between subaccounts (including fixed account), net	-	-	(1)	(6)	(2)	(14)	(2)	-
Surrenders and Death Benefits (notes 4 and 6)	(106,002)	(2,532)	(690,549)	(530,893)	(96,480)	(62,992)	(1,170)	(109,797)
Net policy repayments (loans) (note 5)	-	410	(294)	(854)	(1,313)	(4,348)	530	218
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,742)	(6,595)	(23,036)	(22,497)	(62,706)	(65,507)	(9,394)	(9,777)
Adjustments to maintain reserves	7	330	(406)	448	(123)	2,600	(67)	82

Net equity transactions	(109,381)	3,387	384,875	(513,369)	(108,727)	(68,436)	(5,772)	(105,640)

Net change in contract owners’ equity	(99,523)	(12,254)	566,110	(481,050)	(820)	161,068	(2,734)	(87,827)
Contract owners’ equity beginning of period	151,455	163,709	434,931	915,981	941,974	780,906	74,235	162,062

Contract owners’ equity end of period	$51,932	151,455	1,001,041	434,931	941,154	941,974	71,501	74,235

CHANGES IN UNITS:
Beginning units	412	411	761	1,626	4,336	4,621	502	1,341
Units purchased	12	28	1,672	140	259	397	34	115
Units redeemed	(246)	(27)	(1,074)	(1,005)	(734)	(682)	(72)	(954)

Ending units	178	412	1,359	761	3,861	4,336	464	502

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$277	610	(32)	(290)	(1,550)	(2,083)	28	66
Realized gain (loss) on investments	337	1,346	2,678	2,341	30,728	12,687	1,095	1,050
Change in unrealized gain (loss) on investments	1,419	(4,227)	(1,282)	17,801	8,399	111,656	1,613	6,042
Reinvested capital gains	516	19	-	-	-	-	315	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,549	(2,252)	1,364	19,852	37,577	122,260	3,051	7,158

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,264	3,568	11,032	35,832	11,176	25,965	4,168	4,577
Transfers between subaccounts (including fixed account), net	-	-	(3)	-	(3)	(1)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(3,084)	(21,682)	153	(1,573)	(5,059)	(7,979)	(315)	(606)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,974)	(9,539)	(9,457)	(7,743)	(43,181)	(42,410)	(2,230)	(1,924)
Adjustments to maintain reserves	(62)	34	111	(50)	(156)	88	(46)	24

Net equity transactions	(6,856)	(27,619)	1,836	26,466	(37,223)	(24,337)	1,577	2,071

Net change in contract owners’ equity	(4,307)	(29,871)	3,200	46,318	354	97,923	4,628	9,229
Contract owners’ equity beginning of period	62,429	92,300	115,781	69,463	535,190	437,267	31,256	22,027

Contract owners’ equity end of period	$58,122	62,429	118,981	115,781	535,544	535,190	35,884	31,256

CHANGES IN UNITS:
Beginning units	526	752	718	550	3,683	3,871	243	226
Units purchased	27	35	70	232	148	301	31	39
Units redeemed	(83)	(261)	(58)	(64)	(395)	(489)	(19)	(22)

Ending units	470	526	730	718	3,436	3,683	255	243

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF		GEM		GIG		NVIE6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$29,269	28,517	1,699	398	790	-	1,324	(145)
Realized gain (loss) on investments	1,204	1,988	4,232	(1,351)	13	-	498	1,203
Change in unrealized gain (loss) on investments	(24,179)	(18,692)	(17,796)	1,401	(2,694)	-	(2,365)	6,183
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,294	11,813	(11,865)	448	(1,891)	-	(543)	7,241

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	262,237	360,583	393,491	22,764	71,724	-	(1)	(1)
Transfers between subaccounts (including fixed account), net	-	-	-	1	-	-	(1)	-
Surrenders and Death Benefits (notes 4 and 6)	(142,458)	(48,540)	(59,742)	(53,901)	387	-	(395)	(13,401)
Net policy repayments (loans) (note 5)	900	84	65	917	-	-	259	596
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,119)	(18,363)	(33,385)	(17,676)	(895)	-	(2,951)	(5,174)
Adjustments to maintain reserves	(324)	199	(473)	(231)	(19)	-	22	(12)

Net equity transactions	106,236	293,963	299,956	(48,126)	71,197	-	(3,067)	(17,992)

Net change in contract owners’ equity	112,530	305,776	288,091	(47,678)	69,306	-	(3,610)	(10,751)
Contract owners’ equity beginning of period	493,423	187,647	85,875	133,553	-	-	43,871	54,622

Contract owners’ equity end of period	$605,953	493,423	373,966	85,875	69,306	-	40,261	43,871

CHANGES IN UNITS:
Beginning units	1,226	501	130	212	-	-	466	677
Units purchased	1,113	898	1,166	41	741	-	4	11
Units redeemed	(399)	(173)	(251)	(123)	(28)	-	(36)	(222)

Ending units	1,940	1,226	1,045	130	713	-	434	466

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$62	647	372	(833)	605	43	1,392	719
Realized gain (loss) on investments	31,686	3,181	21,317	47,315	95	28	587	1,870
Change in unrealized gain (loss) on investments	(48,546)	66,014	10,833	107,317	1,140	1,328	(983)	6,871
Reinvested capital gains	33,984	9,520	-	-	428	156	2,083	1,684

Net increase (decrease) in contract owners’ equity resulting from operations	17,186	79,362	32,522	153,799	2,268	1,555	3,079	11,144

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	114,849	8,923	7,624	14,482	39,868	2,070	374	1,340
Transfers between subaccounts (including fixed account), net	(3)	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(121,574)	(14,499)	(60,062)	(374,839)	-	-	530	(13,663)
Net policy repayments (loans) (note 5)	(2,378)	(2,285)	183	(1,344)	-	-	(323)	804
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,601)	(17,148)	(11,598)	(15,576)	(369)	(310)	(3,097)	(3,863)
Adjustments to maintain reserves	43	(77)	(67)	(8)	72	(51)	(88)	84

Net equity transactions	(35,664)	(25,086)	(63,920)	(377,285)	39,571	1,709	(2,604)	(15,298)

Net change in contract owners’ equity	(18,478)	54,276	(31,398)	(223,486)	41,839	3,264	475	(4,154)
Contract owners’ equity beginning of period	245,695	191,419	362,486	585,972	7,884	4,620	84,965	89,119

Contract owners’ equity end of period	$227,217	245,695	331,088	362,486	49,723	7,884	85,440	84,965

CHANGES IN UNITS:
Beginning units	1,882	2,093	2,529	5,622	61	46	664	793
Units purchased	998	90	59	130	312	18	12	33
Units redeemed	(1,235)	(301)	(482)	(3,223)	(2)	(3)	(32)	(162)

Ending units	1,645	1,882	2,106	2,529	371	61	644	664

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,137	2,056	1,296	842	2,838	721	384	137
Realized gain (loss) on investments	12,712	77,219	64	685	3,051	1,496	369	310
Change in unrealized gain (loss) on investments	(18,007)	69,057	(1,669)	904	(6,089)	7,559	(1,670)	1,669
Reinvested capital gains	15,282	14,001	2,508	1,270	3,426	1,797	1,623	610

Net increase (decrease) in contract owners’ equity resulting from operations	18,124	162,333	2,199	3,701	3,226	11,573	706	2,726

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	8,462	16,995	345	582	75,943	10,827	5,720	5,720
Transfers between subaccounts (including fixed account), net	(1)	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(72,964)	(1,291,038)	(1)	(12,534)	(3,903)	-	-	-
Net policy repayments (loans) (note 5)	320	(3,742)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,599)	(27,609)	(1,273)	(1,974)	(8,255)	(7,391)	(1,424)	(2,552)
Adjustments to maintain reserves	(66)	-	(69)	76	(14)	(74)	(67)	53

Net equity transactions	(80,848)	(1,305,394)	(998)	(13,850)	63,771	3,362	4,229	3,221

Net change in contract owners’ equity	(62,724)	(1,143,061)	1,201	(10,149)	66,997	14,935	4,935	5,947
Contract owners’ equity beginning of period	513,082	1,656,143	83,042	93,191	81,186	66,251	16,425	10,478

Contract owners’ equity end of period	$450,358	513,082	84,243	83,042	148,183	81,186	21,360	16,425

CHANGES IN UNITS:
Beginning units	3,952	15,376	683	799	630	602	127	100
Units purchased	79	218	4	7	570	90	43	49
Units redeemed	(693)	(11,642)	(12)	(123)	(93)	(62)	(11)	(22)

Ending units	3,338	3,952	675	683	1,107	630	159	127

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMC1		NVCBD1		NVLCP1		TRF4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,043	587	1,536	1,390	1,230	1,184	8,142	10,079
Realized gain (loss) on investments	879	2,687	203	1,382	(62)	(69)	60,513	(26,836)
Change in unrealized gain (loss) on investments	(4,956)	2,530	1,487	(5,456)	2,228	(1,722)	110,794	416,137
Reinvested capital gains	4,786	1,291	-	810	-	1,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,752	7,095	3,226	(1,874)	3,396	1,052	179,449	399,380

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	161,007	2,604	3,398	10,951	963	75,382	119,825	127,224
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	-	(29)	10
Surrenders and Death Benefits (notes 4 and 6)	-	(15,782)	-	(21,316)	-	-	(114,992)	(48,214)
Net policy repayments (loans) (note 5)	-	-	(626)	163	(1,536)	9	1,934	(4,455)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,091)	(1,630)	(5,762)	(5,779)	(1,640)	(925)	(181,676)	(175,163)
Adjustments to maintain reserves	(8)	33	6	(7)	(41)	(47)	(521)	27

Net equity transactions	156,908	(14,775)	(2,984)	(15,988)	(2,254)	74,419	(175,459)	(100,571)

Net change in contract owners’ equity	161,660	(7,680)	242	(17,862)	1,142	75,471	3,990	298,809
Contract owners’ equity beginning of period	64,621	72,301	75,912	93,774	78,937	3,466	1,675,449	1,376,640

Contract owners’ equity end of period	$226,281	64,621	76,154	75,912	80,079	78,937	1,679,439	1,675,449

CHANGES IN UNITS:
Beginning units	512	633	607	730	584	25	2,918	3,121
Units purchased	1,256	22	29	90	8	567	226	296
Units redeemed	(34)	(143)	(52)	(213)	(24)	(8)	(542)	(499)

Ending units	1,734	512	584	607	568	584	2,602	2,918

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		GBF4		CAF4		GVIDA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,439	1,415	13,220	14,069	(7,765)	(713)	7,052	6,409
Realized gain (loss) on investments	(650)	(318)	(15,970)	(9,699)	166,238	85,028	1,313	(20,844)
Change in unrealized gain (loss) on investments	3,486	(7,386)	42,396	(72,880)	61,265	436,019	23,946	181,961
Reinvested capital gains	-	1,229	-	12,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,275	(5,060)	39,646	(55,708)	219,738	520,334	32,311	167,526

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,145	3,175	121,086	87,540	108,499	114,519	36,144	52,269
Transfers between subaccounts (including fixed account), net	-	-	(1)	-	(16)	762	(13)	(35)
Surrenders and Death Benefits (notes 4 and 6)	2,457	21,286	(121,551)	(64,803)	(186,159)	(86,220)	(15,071)	(30,381)
Net policy repayments (loans) (note 5)	(626)	(716)	559	(8,574)	(40,091)	(18,252)	(8,719)	238
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,667)	(5,718)	(109,262)	(117,012)	(164,550)	(161,355)	(56,625)	(57,896)
Adjustments to maintain reserves	14	54	(16)	255	(154)	69	(72)	98

Net equity transactions	(677)	18,081	(109,185)	(102,594)	(282,471)	(150,477)	(44,356)	(35,707)

Net change in contract owners’ equity	3,598	13,021	(69,539)	(158,302)	(62,733)	369,857	(12,045)	131,819
Contract owners’ equity beginning of period	113,932	100,911	1,061,747	1,220,049	2,245,948	1,876,091	789,180	657,361

Contract owners’ equity end of period	$117,530	113,932	992,208	1,061,747	2,183,215	2,245,948	777,135	789,180

CHANGES IN UNITS:
Beginning units	824	695	2,747	3,018	10,456	11,287	3,383	3,559
Units purchased	48	179	359	319	656	757	161	261
Units redeemed	(53)	(50)	(562)	(590)	(1,854)	(1,588)	(347)	(437)

Ending units	819	824	2,544	2,747	9,258	10,456	3,197	3,383

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDC		GVIDM		GVDMA		GVDMC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,215	1,537	22,595	19,466	18,281	18,140	3,155	2,745
Realized gain (loss) on investments	880	620	56,014	260,896	96,514	88,702	8,563	7,092
Change in unrealized gain (loss) on investments	(6,219)	1,345	22,983	119,339	(30,542)	278,254	(5,537)	15,648
Reinvested capital gains	8,698	2,195	-	-	-	-	5,632	3,666

Net increase (decrease) in contract owners’ equity resulting from operations	6,574	5,697	101,592	399,701	84,253	385,096	11,813	29,151

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	138,428	16,139	155,639	198,686	97,444	127,420	8,684	12,316
Transfers between subaccounts (including fixed account), net	-	-	(18)	(3)	(15)	-	(3)	-
Surrenders and Death Benefits (notes 4 and 6)	2,015	8,316	(90,621)	(926,087)	(171,884)	(227,084)	(4,912)	(48,398)
Net policy repayments (loans) (note 5)	551	1,069	(3,935)	(6,146)	(23,702)	48,026	1,878	2,098
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,105)	(13,605)	(245,899)	(253,159)	(119,935)	(159,990)	(25,108)	(34,844)
Adjustments to maintain reserves	74	(115)	(405)	110	(239)	22	98	(74)

Net equity transactions	124,963	11,804	(185,239)	(986,599)	(218,331)	(211,606)	(19,363)	(68,902)

Net change in contract owners’ equity	131,537	17,501	(83,647)	(586,898)	(134,078)	173,490	(7,550)	(39,751)
Contract owners’ equity beginning of period	155,003	137,502	2,394,738	2,981,636	2,084,865	1,911,375	302,550	342,301

Contract owners’ equity end of period	$286,540	155,003	2,311,091	2,394,738	1,950,787	2,084,865	295,000	302,550

CHANGES IN UNITS:
Beginning units	1,050	968	10,318	13,081	9,085	10,131	1,616	1,849
Units purchased	946	182	740	1,150	543	937	64	104
Units redeemed	(111)	(100)	(1,478)	(3,913)	(1,453)	(1,983)	(163)	(337)

Ending units	1,885	1,050	9,580	10,318	8,175	9,085	1,517	1,616

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MCIF		NVMIG1		GVDIVI		GVDIV4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,995	12,996	10,530	-	5,735	-	35,750	15,821
Realized gain (loss) on investments	108,613	30,734	(15,440)	-	(122)	-	18,449	18,438
Change in unrealized gain (loss) on investments	(97,605)	156,671	(138,930)	-	(47,408)	-	(155,852)	160,008
Reinvested capital gains	116,845	24,464	97,761	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	131,848	224,865	(46,079)	-	(41,795)	-	(101,653)	194,267

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	592,760	1,551,950	2,019,499	-	520,736	-	43,481	51,483
Transfers between subaccounts (including fixed account), net	(4)	(5)	(5)	-	(7)	-	(12)	(1)
Surrenders and Death Benefits (notes 4 and 6)	(1,080,797)	(61,352)	(224,451)	-	(29,455)	-	(26,498)	(91,167)
Net policy repayments (loans) (note 5)	(13,272)	(53)	273	-	(2,880)	-	4,326	(8,644)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,627)	(30,813)	(35,750)	-	(22,096)	-	(92,011)	(100,178)
Adjustments to maintain reserves	460	(404)	523	-	2,822	-	(50)	(121)

Net equity transactions	(554,480)	1,459,323	1,760,089	-	469,120	-	(70,764)	(148,628)

Net change in contract owners’ equity	(422,632)	1,684,188	1,714,010	-	427,325	-	(172,417)	45,639
Contract owners’ equity beginning of period	2,041,715	357,527	-	-	-	-	1,078,862	1,033,223

Contract owners’ equity end of period	$1,619,083	2,041,715	1,714,010	-	427,325	-	906,445	1,078,862

CHANGES IN UNITS:
Beginning units	4,677	1,143	-	-	-	-	2,163	2,545
Units purchased	1,326	3,841	21,070	-	5,501	-	151	157
Units redeemed	(2,174)	(307)	(3,482)	-	(785)	-	(298)	(539)

Ending units	3,829	4,677	17,588	-	4,716	-	2,016	2,163

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,567)	406	994	1,206	(27,452)	(27,096)	3,901	2,477
Realized gain (loss) on investments	68,829	30,915	7,304	3,371	272,160	238,416	23,240	57,623
Change in unrealized gain (loss) on investments	(44,800)	179,387	(8,726)	39,416	(603,465)	727,267	(76,256)	81,364
Reinvested capital gains	72,069	67,158	19,364	9,051	476,941	278,957	140,324	25,112

Net increase (decrease) in contract owners’ equity resulting from operations	93,531	277,866	18,936	53,044	118,184	1,217,544	91,209	166,576

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	71,713	94,139	11,527	11,137	256,946	258,243	19,694	80,340
Transfers between subaccounts (including fixed account), net	(12)	-	(5)	-	(89)	11	(11)	-
Surrenders and Death Benefits (notes 4 and 6)	(128,791)	(84,731)	(13,459)	(4,868)	(347,143)	(307,768)	(20,348)	(134,770)
Net policy repayments (loans) (note 5)	(29,734)	(1,247)	730	1,114	(5,124)	(8,293)	9,211	3,027
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,158)	(75,847)	(17,545)	(15,989)	(298,622)	(314,370)	(48,429)	(47,908)
Adjustments to maintain reserves	(454)	124	(22)	(213)	(613)	(55)	(122)	77

Net equity transactions	(162,436)	(67,562)	(18,774)	(8,819)	(394,645)	(372,232)	(40,005)	(99,234)

Net change in contract owners’ equity	(68,905)	210,304	162	44,225	(276,461)	845,312	51,204	67,342
Contract owners’ equity beginning of period	1,088,186	877,882	201,047	156,822	4,197,749	3,352,437	579,525	512,183

Contract owners’ equity end of period	$1,019,281	1,088,186	201,209	201,047	3,921,288	4,197,749	630,729	579,525

CHANGES IN UNITS:
Beginning units	6,942	7,517	1,294	1,358	20,240	22,381	3,718	4,425
Units purchased	535	720	81	93	1,568	1,728	210	684
Units redeemed	(1,557)	(1,295)	(180)	(157)	(3,661)	(3,869)	(444)	(1,391)

Ending units	5,920	6,942	1,195	1,294	18,147	20,240	3 ,484	3,718

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF4		SCF4		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,095)	(2,258)	(3,883)	2,004	(11,293)	(11,395)	16,111	18,799
Realized gain (loss) on investments	19,555	27,075	114,767	106,251	66,839	7,513	5,563	6,348
Change in unrealized gain (loss) on investments	(52,982)	67,168	(180,286)	544,153	(368,860)	655,913	318	(38,523)
Reinvested capital gains	39,418	16,220	185,773	-	311,413	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,896	108,205	116,371	652,408	(1,901)	652,031	21,992	(13,376)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	9,134	11,727	112,273	183,632	101,453	127,945	47,165	68,155
Transfers between subaccounts (including fixed account), net	(4)	-	(17)	(3)	(26)	4	(2)	-
Surrenders and Death Benefits (notes 4 and 6)	(29,923)	(71,438)	(178,322)	(270,483)	(38,700)	(240,296)	(37,454)	(41,753)
Net policy repayments (loans) (note 5)	8,172	4,570	4,523	2,100	(9,621)	(335)	(4,247)	852
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,975)	(17,403)	(172,082)	(177,323)	(152,651)	(156,500)	(32,509)	(36,836)
Adjustments to maintain reserves	(54)	(99)	(126)	48	(307)	196	124	(73)

Net equity transactions	(28,650)	(72,643)	(233,751)	(262,029)	(99,852)	(268,986)	(26,923)	(9,655)

Net change in contract owners’ equity	(24,754)	35,562	(117,380)	390,379	(101,753)	383,045	(4,931)	(23,031)
Contract owners’ equity beginning of period	311,999	276,437	2,128,001	1,737,622	2,132,598	1,749,553	676,741	699,772

Contract owners’ equity end of period	$287,245	311,999	2,010,621	2,128,001	2,030,845	2,132,598	671,810	676,741

CHANGES IN UNITS:
Beginning units	1,318	1,685	6,863	7,771	7,770	8,765	3,364	3,486
Units purchased	102	79	468	762	587	598	311	474
Units redeemed	(264)	(446)	(1,221)	(1,670)	(927)	(1,593)	(469)	(596)

Ending units	1,156	1,318	6,110	6,863	7,430	7,770	3,206	3,364

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVEX4		NVSTB2		NVOLG1		NVTIV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$207,798	193,220	594	346	3,275	8,983	2,379	1,094
Realized gain (loss) on investments	780,887	852,561	138	497	511,927	431,901	431	101
Change in unrealized gain (loss) on investments	1,202,371	3,547,802	(1,355)	(1,792)	(904,089)	3,483,277	(13,532)	10,670
Reinvested capital gains	-	-	-	101	1,465,175	-	3,253	724

Net increase (decrease) in contract owners’ equity resulting from operations	2,191,056	4,593,583	(623)	(848)	1,076,288	3,924,161	(7,469)	12,589

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,320,435	1,827,259	46,492	44,333	803,625	725,993	2,736	71,198
Transfers between subaccounts (including fixed account), net	(198)	(1,836)	-	-	(461)	(27)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(999,613)	(1,646,325)	46	(17,879)	(819,985)	(1,068,174)	4,362	(1,478)
Net policy repayments (loans) (note 5)	(140,562)	(87,410)	(644)	(527)	6,016	(59,392)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,571,985)	(1,708,993)	(12,140)	(9,799)	(931,519)	(938,025)	(1,482)	(818)
Adjustments to maintain reserves	(1,429)	786	(31)	71	(940)	44	205	(69)

Net equity transactions	(1,393,352)	(1,616,519)	33,723	16,199	(943,264)	(1,339,581)	5,821	68,833

Net change in contract owners’ equity	797,704	2,977,064	33,100	15,351	133,024	2,584,580	(1,648)	81,422
Contract owners’ equity beginning of period	18,342,671	15,365,607	154,082	138,731	14,156,730	11,572,150	84,708	3,286

Contract owners’ equity end of period	$19,140,375	18,342,671	187,182	154,082	14,289,754	14,156,730	83,060	84,708

CHANGES IN UNITS:
Beginning units	28,109	31,019	1,404	1,256	50,647	56,296	497	17
Units purchased	2,076	3,142	424	408	3,672	3,755	67	494
Units redeemed	(4,126)	(6,052)	(118)	(260)	(6,817)	(9,404)	(30)	(14)

Ending units	26,059	28,109	1,710	1,404	47,502	50,647	534	497

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF4		NVRE1		SAM4		ALVGIA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,887	(13,406)	70,717	22,276	(33,260)	(37,234)	2,731	1,920
Realized gain (loss) on investments	109,176	25,654	116,060	295,310	-	-	33,095	10,080
Change in unrealized gain (loss) on investments	12,485	522,844	(211,285)	(497,148)	-	-	(2,506)	73,544
Reinvested capital gains	-	-	826,762	244,283	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	139,548	535,092	802,254	64,721	(33,260)	(37,234)	33,320	85,544

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	91,659	128,041	165,430	740,117	2,188,957	4,975,234	57,992	54,499
Transfers between subaccounts (including fixed account), net	(45)	-	(6)	1	-	(5)	(1)	-
Surrenders and Death Benefits (notes 4 and 6)	(166,425)	(103,676)	(711,079)	(844,844)	(3,676,731)	(2,171,004)	(36,799)	(5,532)
Net policy repayments (loans) (note 5)	(43,442)	410	(16,952)	(20,325)	552,331	(441,771)	743	(1,116)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(159,218)	(153,607)	(103,134)	(125,994)	(596,582)	(613,308)	(26,252)	(18,513)
Adjustments to maintain reserves	(116)	(43)	(187)	72	(357)	45	27	8

Net equity transactions	(277,587)	(128,875)	(665,928)	(250,973)	(1,532,382)	1,749,191	(4,290)	29,346

Net change in contract owners’ equity	(138,039)	406,217	136,326	(186,252)	(1,565,642)	1,711,957	29,030	114,890
Contract owners’ equity beginning of period	1,984,944	1,578,727	3,086,419	3,272,671	6,108,001	4,396,044	349,692	234,802

Contract owners’ equity end of period	$1,846,905	1,984,944	3,222,745	3,086,419	4,542,359	6,108,001	378,722	349,692

CHANGES IN UNITS:
Beginning units	8,623	9,226	26,352	28,578	30,491	23,882	986	890
Units purchased	718	742	1,434	8,317	15,347	26,025	150	184
Units redeemed	(2,005)	(1,345)	(6,276)	(10,543)	(20,327)	(19,416)	(154)	(88)

Ending units	7,336	8,623	21,510	26,352	25,511	30,491	982	986

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ALVSVA		ACVIG		ACVIP2		ACVI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13	(141)	3,445	2,460	1,343	2,619	2,847	3,789
Realized gain (loss) on investments	20,635	116,060	11,913	5,783	(2,535)	(3,568)	27,500	(3,616)
Change in unrealized gain (loss) on investments	(32,408)	34,496	7,526	36,084	1,554	(36,887)	(48,133)	62,503
Reinvested capital gains	40,038	34,637	-	-	5,957	11,173	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,278	185,052	22,884	44,327	6,319	(26,663)	(17,786)	62,676

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	26,252	21,682	123,886	77,096	11,084	22,358	25,149	42,995
Transfers between subaccounts (including fixed account), net	(5)	(6)	(5)	-	-	-	(1)	-
Surrenders and Death Benefits (notes 4 and 6)	(79,282)	(380,751)	(5,696)	(5,839)	(9,041)	(62,015)	(94,171)	(48,561)
Net policy repayments (loans) (note 5)	2,157	(9,880)	21,124	4,689	(1,416)	342	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,403)	(28,167)	(22,952)	(20,186)	(16,097)	(22,481)	(8,704)	(10,703)
Adjustments to maintain reserves	(303)	105	314	(261)	98	44	78	(167)

Net equity transactions	(74,584)	(397,017)	116,671	55,499	(15,372)	(61,752)	(77,649)	(16,436)

Net change in contract owners’ equity	(46,306)	(211,965)	139,555	99,826	(9,053)	(88,415)	(95,435)	46,240
Contract owners’ equity beginning of period	402,870	614,835	212,396	112,570	236,731	325,146	331,293	285,053

Contract owners’ equity end of period	$356,564	402,870	351,951	212,396	227,678	236,731	235,858	331,293

CHANGES IN UNITS:
Beginning units	789	1,454	823	631	1,521	1,916	840	879
Units purchased	67	59	532	321	75	152	79	137
Units redeemed	(174)	(724)	(141)	(129)	(174)	(547)	(282)	(176)

Ending units	682	789	1,214	823	1,422	1,521	637	840

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVMV1		ACVU1		DVSCS		DCAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,849	3,054	(212)	(158)	(4,470)	8,641	4,042	6,085
Realized gain (loss) on investments	56,245	237,533	51,652	2,031	390,600	350,971	46,425	10,377
Change in unrealized gain (loss) on investments	(8,130)	(1,943)	(44,910)	39,119	(470,541)	633,781	(40,419)	72,591
Reinvested capital gains	41,346	15,506	-	-	200,947	39,513	10,000	1,135

Net increase (decrease) in contract owners’ equity resulting from operations	92,310	254,150	6,530	40,992	116,536	1,032,906	20,048	90,188

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	108,307	149,302	5,339	12,322	203,677	1,649,253	22,731	62,695
Transfers between subaccounts (including fixed account), net	(2)	-	-	-	(12)	(2)	(1)	(32)
Surrenders and Death Benefits (notes 4 and 6)	(210,214)	(934,460)	(152,087)	(1,813)	(665,683)	(602,533)	(210,666)	(44,762)
Net policy repayments (loans) (note 5)	(7,823)	(9,926)	-	-	(23,394)	(15,863)	574	(2,331)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(23,554)	(40,507)	(7,950)	(9,345)	(142,054)	(146,527)	(26,190)	(34,176)
Adjustments to maintain reserves	(118)	155	163	(189)	(338)	314	80	(395)

Net equity transactions	(133,404)	(835,436)	(154,535)	975	(627,804)	884,642	(213,472)	(19,001)

Net change in contract owners’ equity	(41,094)	(581,286)	(148,005)	41,967	(511,268)	1,917,548	(193,424)	71,187
Contract owners’ equity beginning of period	733,226	1,314,512	153,493	111,526	3,880,385	1,962,837	523,702	452,515

Contract owners’ equity end of period	$692,132	733,226	5,488	153,493	3,369,117	3,880,385	330,278	523,702

CHANGES IN UNITS:
Beginning units	3,337	7,726	436	431	10,570	8,058	2,046	2,071
Units purchased	441	821	16	44	835	5,066	127	333
Units redeemed	(1,052)	(5,210)	(438)	(39)	(2,159)	(2,554)	(721)	(358)

Ending units	2,726	3,337	14	436	9,246	10,570	1,452	2,046

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DSC		FVCA2P		FQB		FEIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(398)	(365)	663	162	16,122	12,369	164,046	134,397
Realized gain (loss) on investments	16,186	6,220	(1,197)	(480)	(306)	1,017	(93,402)	(183,406)
Change in unrealized gain (loss) on investments	(17,598)	14,941	(12,682)	7,703	(2,195)	(12,081)	408,387	1,354,996
Reinvested capital gains	-	-	12,139	1,200	-	-	107,222	494,714

Net increase (decrease) in contract owners’ equity resulting from operations	(1,810)	20,796	(1,077)	8,585	13,621	1,305	586,253	1,800,701

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	73,074	1,204	3,537	4,985	216,267	69,727	591,306	669,026
Transfers between subaccounts (including fixed account), net	-	-	-	-	(1)	-	(81)	911
Surrenders and Death Benefits (notes 4 and 6)	(84,694)	(13,887)	(260)	(14)	(14,744)	(12,846)	(704,073)	(707,448)
Net policy repayments (loans) (note 5)	238	(2,708)	191	186	(4,327)	(952)	(11,875)	(19,577)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,973)	(3,466)	(4,147)	(3,478)	(36,130)	(26,831)	(737,559)	(735,373)
Adjustments to maintain reserves	(338)	55	(194)	270	(361)	347	(1,222)	634

Net equity transactions	(13,693)	(18,802)	(873)	1,949	160,704	29,445	(863,504)	(791,827)

Net change in contract owners’ equity	(15,503)	1,994	(1,950)	10,534	174,325	30,750	(277,251)	1,008,874
Contract owners’ equity beginning of period	56,628	54,634	64,853	54,319	374,446	343,696	7,968,611	6,959,737

Contract owners’ equity end of period	$41,125	56,628	62,903	64,853	548,771	374,446	7,691,360	7,968,611

CHANGES IN UNITS:
Beginning units	190	293	298	282	1,892	1,751	12,431	13,588
Units purchased	363	10	23	34	762	500	1,020	1,402
Units redeemed	(437)	(113)	(21)	(18)	(310)	(359)	(2,391)	(2,559)

Ending units	116	190	300	298	2,344	1,892	11,060	12,431

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIP		FAMP		FNRS2		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$67,983	66,524	17,831	20,139	(544)	(147)	13,875	10,327
Realized gain (loss) on investments	17,539	165,114	63,321	(3,340)	4,455	11,446	12,977	6,032
Change in unrealized gain (loss) on investments	(77,804)	(144,505)	(67,963)	285,708	(61,380)	38,088	14,990	84,446
Reinvested capital gains	-	-	109,419	5,481	2,763	1,516	9,516	41,045

Net increase (decrease) in contract owners’ equity resulting from operations	7,718	87,133	122,608	307,988	(54,706)	50,903	51,358	141,850

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	135,748	80,932	134,110	232,980	107,661	21,063	40,034	42,410
Transfers between subaccounts (including fixed account), net	-	-	(24)	1	(5)	-	(3)	-
Surrenders and Death Benefits (notes 4 and 6)	(69,880)	(523,217)	(216,088)	(81,429)	(80,945)	(20,349)	(11,615)	(9,519)
Net policy repayments (loans) (note 5)	3,346	(13,170)	(3,148)	(10,870)	2,869	1,187	(4,158)	820
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(120,841)	(116,734)	(179,771)	(183,572)	(17,377)	(17,561)	(43,553)	(42,968)
Adjustments to maintain reserves	(163)	(109)	44	(96)	10	(52)	80	17

Net equity transactions	(51,790)	(572,298)	(264,877)	(42,986)	12,213	(15,712)	(19,215)	(9,240)

Net change in contract owners’ equity	(44,072)	(485,165)	(142,269)	265,002	(42,493)	35,191	32,143	132,610
Contract owners’ equity beginning of period	1,346,533	1,831,698	2,360,456	2,095,454	253,593	218,402	662,999	530,389

Contract owners’ equity end of period	$1,302,461	1,346,533	2,218,187	2,360,456	211,100	253,593	695,142	662,999

CHANGES IN UNITS:
Beginning units	3,176	4,376	4,720	4,808	1,193	1,266	3,105	3,156
Units purchased	270	201	312	602	583	138	205	266
Units redeemed	(424)	(1,401)	(768)	(690)	(629)	(211)	(291)	(317)

Ending units	3,022	3,176	4,264	4,720	1,147	1,193	3,019	3,105

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF10S		FF30S		FGP		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$61	46	133	142	(62,697)	(44,892)	(3,505)	(2,568)
Realized gain (loss) on investments	410	274	85	79	692,410	485,781	46,170	15,822
Change in unrealized gain (loss) on investments	(384)	309	132	2,324	621,207	2,886,802	9,001	127,126
Reinvested capital gains	96	70	331	209	-	7,548	-	332

Net increase (decrease) in contract owners’ equity resulting from operations	183	699	681	2,754	1,250,920	3,335,239	51,666	140,712

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,773	1,848	926	926	1,105,999	894,723	46,579	52,545
Transfers between subaccounts (including fixed account), net	-	-	-	-	(239)	(870)	(8)	(74)
Surrenders and Death Benefits (notes 4 and 6)	-	-	-	-	(763,625)	(603,903)	(40,689)	(22,634)
Net policy repayments (loans) (note 5)	-	-	-	-	11,689	(4,313)	(9,717)	(8,169)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,852)	(2,603)	(299)	(348)	(1,121,547)	(1,126,135)	(37,381)	(35,000)
Adjustments to maintain reserves	(64)	5	76	(111)	(746)	279	25	12

Net equity transactions	857	(750)	703	467	(768,469)	(840,219)	(41,191)	(13,320)

Net change in contract owners’ equity	1,040	(51)	1,384	3,221	482,451	2,495,020	10,475	127,392
Contract owners’ equity beginning of period	5,918	5,969	16,355	13,134	12,287,473	9,792,453	534,113	406,721

Contract owners’ equity end of period	$6,958	5,918	17,739	16,355	12,769,924	12,287,473	544,588	534,113

CHANGES IN UNITS:
Beginning units	37	42	95	92	20,004	21,753	2,379	2,449
Units purchased	22	12	5	5	1,884	1,998	207	288
Units redeemed	(17)	(17)	(1)	(2)	(3,219)	(3,747)	(388)	(358)

Ending units	42	37	99	95	18,669	20,004	2,198	2,379

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIPR		FIGBP		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$27,147	26,578	60,723	65,993	912	877	(20,478)	(17,867)
Realized gain (loss) on investments	2,881	3,374	1,928	483	194	829	112,563	823,543
Change in unrealized gain (loss) on investments	(27,347)	(3,955)	150,787	(257,679)	1,784	(3,778)	(10,195)	43,185
Reinvested capital gains	-	-	1,695	52,821	24	683	85,745	498,897

Net increase (decrease) in contract owners’ equity resulting from operations	2,681	25,997	215,133	(138,382)	2,914	(1,389)	167,635	1,347,758

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	48,249	55,207	525,795	1,300,628	9,203	9,352	86,939	1,677,894
Transfers between subaccounts (including fixed account), net	(2)	-	(8)	-	-	-	(23)	(9)
Surrenders and Death Benefits (notes 4 and 6)	(16,541)	11,430	(460,663)	(1,604,754)	350	3,418	(762,767)	(2,504,172)
Net policy repayments (loans) (note 5)	589	(4,579)	(16,126)	(37,257)	(5)	33	(14,883)	(39,926)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,907)	(41,682)	(418,505)	(503,525)	(6,360)	(7,099)	(145,994)	(176,565)
Adjustments to maintain reserves	(80)	126	(598)	(56)	77	25	(159)	(83)

Net equity transactions	(11,692)	20,502	(370,105)	(844,964)	3,265	5,729	(836,887)	(1,042,861)

Net change in contract owners’ equity	(9,011)	46,499	(154,972)	(983,346)	6,179	4,340	(669,252)	304,897
Contract owners’ equity beginning of period	539,088	492,589	4,318,622	5,301,968	57,489	53,149	3,969,708	3,664,811

Contract owners’ equity end of period	$530,077	539,088	4,163,650	4,318,622	63,668	57,489	3,300,456	3,969,708

CHANGES IN UNITS:
Beginning units	3,696	3,552	11,955	13,281	381	343	9,148	11,124
Units purchased	399	572	1,290	4,788	63	92	265	5,014
Units redeemed	(476)	(428)	(2,396)	(6,114)	(42)	(54)	(1,982)	(6,990)

Ending units	3,619	3,696	10,849	11,955	402	381	7,431	9,148

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FOS		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$13,542	14,623	14,820	14,552	17	24	1,561	1,641
Realized gain (loss) on investments	(5,508)	(66,019)	149,078	148,005	1	15	15,496	(2,538)
Change in unrealized gain (loss) on investments	(194,759)	585,278	(385,099)	465,695	(297)	982	(45,629)	73,189
Reinvested capital gains	536	7,789	631	9,050	1	16	79	1,104

Net increase (decrease) in contract owners’ equity resulting from operations	(186,189)	541,671	(220,570)	637,302	(278)	1,037	(28,493)	73,396

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	117,642	141,644	213,945	202,569	158	177	29,208	34,126
Transfers between subaccounts (including fixed account), net	15	(2)	(19)	(2)	-	-	(1)	(46)
Surrenders and Death Benefits (notes 4 and 6)	(118,867)	(147,241)	(110,621)	(289,884)	(1,470)	-	(9,969)	(11,342)
Net policy repayments (loans) (note 5)	7,739	(3,912)	(65,575)	(3,026)	-	-	2,400	(2,322)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,780)	(172,871)	(152,775)	(179,709)	(70)	(90)	(24,039)	(21,362)
Adjustments to maintain reserves	(342)	340	(278)	137	123	(102)	(299)	40

Net equity transactions	(168,593)	(182,042)	(115,323)	(269,915)	(1,259)	(15)	(2,700)	(906)

Net change in contract owners’ equity	(354,782)	359,629	(335,893)	367,387	(1,537)	1,022	(31,193)	72,490
Contract owners’ equity beginning of period	2,258,810	1,899,181	2,652,724	2,285,337	4,499	3,477	324,512	252,022

Contract owners’ equity end of period	$1,904,028	2,258,810	2,316,831	2,652,724	2,962	4,499	293,319	324,512

CHANGES IN UNITS:
Beginning units	4,412	4,913	14,769	16,474	18	18	1,824	1,832
Units purchased	379	376	1,947	1,602	1	-	283	256
Units redeemed	(764)	(877)	(2,575)	(3,307)	(6)	-	(298)	(264)

Ending units	4,027	4,412	14,141	14,769	13	18	1,809	1,824

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$636	313	8,998	17,718	1,523	11,331	1,458	-
Realized gain (loss) on investments	24,579	64,024	242,707	172,814	36,659	185,077	106	-
Change in unrealized gain (loss) on investments	(5,020)	26,883	(190,330)	172,324	(131,233)	271,374	(10,386)	-
Reinvested capital gains	-	-	22,551	-	94,864	25,330	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,195	91,220	83,926	362,856	1,813	493,112	(8,822)	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	9,925	24,810	140,563	774,443	53,681	84,407	154,275	-
Transfers between subaccounts (including fixed account), net	2	-	(4)	(2)	(6)	(7)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(34,690)	(132,336)	(687,388)	(455,428)	(53,476)	(1,140,533)	6,514	-
Net policy repayments (loans) (note 5)	180	426	(21,359)	(10,575)	(73)	(2,089)	(1,506)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,133)	(21,765)	(79,275)	(91,635)	(84,089)	(89,559)	(6,577)	-
Adjustments to maintain reserves	50	(290)	(694)	(3)	35	(31)	34	-

Net equity transactions	(52,666)	(129,155)	(648,157)	216,800	(83,928)	(1,147,812)	152,740	-

Net change in contract owners’ equity	(32,471)	(37,935)	(564,231)	579,656	(82,115)	(654,700)	143,918	-
Contract owners’ equity beginning of period	374,281	412,216	1,716,855	1,137,199	1,352,755	2,007,455	-	-

Contract owners’ equity end of period	$341,810	374,281	1,152,624	1,716,855	1,270,640	1,352,755	143,918	-

CHANGES IN UNITS:
Beginning units	1,110	1,405	5,630	5,049	3,717	7,161	-	-
Units purchased	36	74	529	2,154	254	294	1,634	-
Units redeemed	(190)	(369)	(2,263)	(1,573)	(461)	(3,738)	(100)	-

Ending units	956	1,110	3,896	5,630	3,510	3,717	1,534	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,734	6,521	68,850	-	2,010	-	10,959	15,967
Realized gain (loss) on investments	5,298	37,855	(3,590)	-	(4,643)	-	(1,837)	(4,060)
Change in unrealized gain (loss) on investments	(58,225)	34,252	(59,188)	-	(3)	-	(9,672)	(12,740)
Reinvested capital gains	-	-	-	-	73	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,193)	78,628	6,072	-	(2,563)	-	(550)	(833)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	106,530	37,450	1,536,356	-	109,049	-	51,866	86,732
Transfers between subaccounts (including fixed account), net	(3)	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(74,758)	(216,961)	(49,185)	-	(95,837)	-	(26,159)	5,404
Net policy repayments (loans) (note 5)	(503)	(571)	(913)	-	(1,992)	-	7,117	7,860
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,808)	(20,445)	(33,684)	-	(6,358)	-	(65,703)	(64,095)
Adjustments to maintain reserves	(24)	216	(49)	-	(65)	-	(255)	409

Net equity transactions	6,434	(200,311)	1,452,525	-	4,797	-	(33,134)	36,310

Net change in contract owners’ equity	(40,759)	(121,683)	1,458,597	-	2,234	-	(33,684)	35,477
Contract owners’ equity beginning of period	351,302	472,985	-	-	-	-	1,085,196	1,049,719

Contract owners’ equity end of period	$310,543	351,302	1,458,597	-	2,234	-	1,051,512	1,085,196

CHANGES IN UNITS:
Beginning units	707	1,135	-	-	-	-	3,912	3,795
Units purchased	213	86	15,767	-	805	-	275	477
Units redeemed	(216)	(514)	(1,232)	-	(788)	-	(439)	(360)

Ending units	704	707	14,535	-	17	-	3,748	3,912

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMCG		AMTP		AMFAS		AMSRS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(215)	(549)	677	5,475	(188)	(167)	(1,304)	(1,698)
Realized gain (loss) on investments	19,950	21,461	116,877	43,211	2,195	493	22,273	162,609
Change in unrealized gain (loss) on investments	(25,925)	6,249	(21,790)	232,603	(3,638)	8,028	10,939	105,706
Reinvested capital gains	9,242	-	-	-	2,263	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,052	27,161	95,764	281,289	632	8,354	31,908	266,617

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,481	11,695	44,270	48,042	1,562	2,475	13,294	35,051
Transfers between subaccounts (including fixed account), net	(1)	-	(8)	1	-	-	(1)	(16)
Surrenders and Death Benefits (notes 4 and 6)	(68,946)	(118,010)	(146,178)	(27,606)	(2,859)	-	(64,409)	(1,300,770)
Net policy repayments (loans) (note 5)	19,373	4,218	(171)	2,377	-	-	1,027	(2,295)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,255)	(8,991)	(93,759)	(91,004)	(709)	(813)	(14,415)	(23,310)
Adjustments to maintain reserves	(50)	(250)	(18)	(117)	(108)	108	80	(89)

Net equity transactions	(54,398)	(111,338)	(195,864)	(68,307)	(2,114)	1,770	(64,424)	(1,291,429)

Net change in contract owners’ equity	(51,346)	(84,177)	(100,100)	212,982	(1,482)	10,124	(32,516)	(1,024,812)
Contract owners’ equity beginning of period	88,309	172,486	1,174,489	961,507	27,888	17,764	380,597	1,405,409

Contract owners’ equity end of period	$36,963	88,309	1,074,389	1,174,489	26,406	27,888	348,081	380,597

CHANGES IN UNITS:
Beginning units	143	368	3,213	3,427	141	130	1,393	7,202
Units purchased	32	30	130	166	8	16	57	124
Units redeemed	(119)	(255)	(650)	(380)	(19)	(5)	(265)	(5,933)

Ending units	56	143	2,693	3,213	130	141	1,185	1,393

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGI		OVSC		OVSB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18,939	13,113	624	1,423	545	428	3,763	3,904
Realized gain (loss) on investments	130,287	122,175	22,035	8,105	30,092	94,334	(867)	2,069
Change in unrealized gain (loss) on investments	(251,616)	268,280	7,462	85,882	(41,714)	26,914	(480)	(8,853)
Reinvested capital gains	152,184	-	8,291	-	48,035	4,093	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,794	403,568	38,412	95,410	36,958	125,769	2,416	(2,880)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,226,900	50,435	19,655	48,825	20,273	89,148	6,024	12,478
Transfers between subaccounts (including fixed account), net	(5)	-	(1)	-	(1)	(6)	-	-
Surrenders and Death Benefits (notes 4 and 6)	(619,112)	(760,300)	(30,003)	(13,014)	(44,768)	(200,794)	(18,372)	(182,412)
Net policy repayments (loans) (note 5)	(6,601)	(3,542)	(700)	1,422	(10,992)	(18,019)	(113)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(104,480)	(41,682)	(34,759)	(27,521)	(17,956)	(19,196)	(6,878)	(12,934)
Adjustments to maintain reserves	(432)	429	(36)	(39)	553	(267)	64	(145)

Net equity transactions	1,496,270	(754,660)	(45,844)	9,673	(52,891)	(149,134)	(19,275)	(183,013)

Net change in contract owners’ equity	1,546,064	(351,092)	(7,432)	105,083	(15,933)	(23,365)	(16,859)	(185,893)
Contract owners’ equity beginning of period	1,437,904	1,788,996	408,403	303,320	375,511	398,876	109,437	295,330

Contract owners’ equity end of period	$2,983,968	1,437,904	400,971	408,403	359,578	375,511	92,578	109,437

CHANGES IN UNITS:
Beginning units	3,041	4,755	1,691	1,699	989	1,587	1,060	2,536
Units purchased	9,575	121	98	217	56	224	64	166
Units redeemed	(2,029)	(1,835)	(249)	(225)	(221)	(822)	(250)	(1,642)

Ending units	10,587	3,041	1,540	1,691	824	989	874	1,060

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVFBA		PMVLDA		PVGIB		PVTIGB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,321	1,110	5,078	10,165	1,528	1,942	138	390
Realized gain (loss) on investments	(56)	6,972	1,017	22,341	34,526	13,689	(838)	(775)
Change in unrealized gain (loss) on investments	(24,818)	(27,212)	(6,211)	(45,528)	(14,052)	47,067	(3,615)	13,596
Reinvested capital gains	1,005	850	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(21,548)	(18,280)	(116)	(13,022)	22,002	62,698	(4,315)	13,211

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	48,030	89,559	71,239	258,296	15,006	18,220	261	191
Transfers between subaccounts (including fixed account), net	-	(2)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	107	(85,508)	(71,407)	(804,293)	(59,962)	(32,802)	-	-
Net policy repayments (loans) (note 5)	282,671	(262,522)	272,091	(262,177)	(3,004)	1,780	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,305)	(7,798)	(42,881)	(57,825)	(9,127)	(7,346)	(3,667)	(3,021)
Adjustments to maintain reserves	50	51	(189)	91	(121)	177	60	175

Net equity transactions	321,553	(266,220)	228,853	(865,908)	(57,208)	(19,971)	(3,346)	(2,655)

Net change in contract owners’ equity	300,005	(284,500)	228,737	(878,930)	(35,206)	42,727	(7,661)	10,556
Contract owners’ equity beginning of period	41,328	325,828	1,180,860	2,059,790	226,637	183,910	60,423	49,867

Contract owners’ equity end of period	$341,333	41,328	1,409,597	1,180,860	191,431	226,637	52,762	60,423

CHANGES IN UNITS:
Beginning units	333	2,437	9,839	17,011	1,106	1,125	221	232
Units purchased	2,513	823	3,130	2,943	82	117	1	1
Units redeemed	(86)	(2,927)	(1,235)	(10,115)	(338)	(136)	(12)	(12)

Ending units	2,760	333	11,734	9,839	850	1,106	210	221

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVTVB		ACEG		AVBVI		TRHS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$18	72	(901)	(211)	34	27	(4,550)	(2,298)
Realized gain (loss) on investments	2,903	2,702	25,145	1,084	58	557	87,737	41,219
Change in unrealized gain (loss) on investments	5,650	40,318	(17,443)	22,455	154	656	28,926	54,589
Reinvested capital gains	2,407	-	-	-	-	-	53,138	22,564

Net increase (decrease) in contract owners’ equity resulting from operations	10,978	43,092	6,801	23,328	246	1,240	165,251	116,074

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	7,535	8,779	185,877	9,360	152	763	255,595	349,454
Transfers between subaccounts (including fixed account), net	-	-	(8)	-	-	-	(14)	-
Surrenders and Death Benefits (notes 4 and 6)	(7,855)	(18,491)	(171,253)	(20,635)	-	(1,783)	(214,268)	(87,676)
Net policy repayments (loans) (note 5)	(2,244)	1,378	22	2	-	-	(2,077)	(1,569)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,538)	(4,413)	(8,748)	(7,133)	(141)	(149)	(31,691)	(23,555)
Adjustments to maintain reserves	(229)	189	(42)	(6)	(6)	108	(138)	(10)

Net equity transactions	(7,331)	(12,558)	5,848	(18,412)	5	(1,061)	7,407	236,644

Net change in contract owners’ equity	3,647	30,534	12,649	4,916	251	179	172,658	352,718
Contract owners’ equity beginning of period	132,311	101,777	82,037	77,121	4,236	4,057	514,640	161,922

Contract owners’ equity end of period	$135,958	132,311	94,686	82,037	4,487	4,236	687,298	514,640

CHANGES IN UNITS:
Beginning units	521	538	604	791	11	14	2,285	1,074
Units purchased	36	52	1,344	83	-	2	1,031	1,769
Units redeemed	(69)	(69)	(1,299)	(270)	-	(5)	(973)	(558)

Ending units	488	521	649	604	11	11	2,343	2,285

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWBF		VWEM		VWHA		VVEI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$48,256	9,899	(3,451)	19,862	(8,474)	4,877	6,344	5,388
Realized gain (loss) on investments	(63,008)	(6,397)	24,681	400,118	(1,921)	(166,485)	12,270	3,480
Change in unrealized gain (loss) on investments	(48,789)	(71,367)	(458,729)	(130,634)	(244,497)	304,307	922	86,753
Reinvested capital gains	89,472	126	368,367	-	-	50,548	21,296	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,931	(67,739)	(69,132)	289,346	(254,892)	193,247	40,832	95,621

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	196,238	473,339	721,889	1,191,562	146,117	127,190	28,867	28,286
Transfers between subaccounts (including fixed account), net	(5)	-	1	(2)	(1)	(6)	(3)	-
Surrenders and Death Benefits (notes 4 and 6)	(300,614)	2,251	(1,335,001)	(670,120)	(304,341)	(1,335,762)	(35,831)	(38,416)
Net policy repayments (loans) (note 5)	1,282	(4,206)	(1,645)	(8,984)	(1,648)	(9,957)	4,620	(5,164)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,546)	(67,274)	(185,371)	(190,422)	(105,864)	(129,847)	(26,856)	(27,318)
Adjustments to maintain reserves	(290)	126	(727)	688	(578)	(164)	(149)	(10)

Net equity transactions	(176,935)	404,236	(800,854)	322,722	(266,315)	(1,348,546)	(29,352)	(42,622)

Net change in contract owners’ equity	(151,004)	336,497	(869,986)	612,068	(521,207)	(1,155,299)	11,480	52,999
Contract owners’ equity beginning of period	1,095,437	758,940	3,201,284	2,589,216	1,593,164	2,748,463	412,124	359,125

Contract owners’ equity end of period	$944,433	1,095,437	2,331,298	3,201,284	1,071,957	1,593,164	423,604	412,124

CHANGES IN UNITS:
Beginning units	3,509	2,078	6,711	6,398	2,288	4,527	1,706	1,915
Units purchased	709	1,742	1,325	2,161	436	297	136	164
Units redeemed	(1,005)	(311)	(2,765)	(1,848)	(659)	(2,536)	(253)	(373)

Ending units	3,213	3,509	5,271	6,711	2,065	2,288	1,589	1,706

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVHYB		VVMCI		VVHGB		WRASP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$10,402	8,280	34	897	3,044	2,899	(771)	1,792
Realized gain (loss) on investments	4,258	4,520	35,564	21,171	1,854	2,290	10,558	52,703
Change in unrealized gain (loss) on investments	(6,808)	(5,942)	36,829	183,945	3,581	(13,445)	(58,973)	15,462
Reinvested capital gains	-	-	33,855	27,016	703	2,089	32,342	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,852	6,858	106,282	233,029	9,182	(6,167)	(16,844)	69,957

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	15,439	15,702	53,972	59,098	8,450	8,653	94,753	113,468
Transfers between subaccounts (including fixed account), net	-	-	(4)	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	2,228	22,320	(74,404)	(65,955)	(21,143)	6,495	(76,246)	(315,837)
Net policy repayments (loans) (note 5)	(765)	(45)	1,712	(7,587)	398	(1,578)	(14,454)	(8,929)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,944)	(13,474)	(48,473)	(50,750)	(14,099)	(13,912)	(9,777)	(12,546)
Adjustments to maintain reserves	(1)	106	(272)	47	(86)	(58)	(47)	70

Net equity transactions	2,957	24,609	(67,469)	(65,147)	(26,480)	(400)	(5,771)	(223,774)

Net change in contract owners’ equity	10,809	31,467	38,813	167,882	(17,298)	(6,567)	(22,615)	(153,817)
Contract owners’ equity beginning of period	232,495	201,028	891,473	723,591	197,827	204,394	274,707	428,524

Contract owners’ equity end of period	$243,304	232,495	930,286	891,473	180,529	197,827	252,092	274,707

CHANGES IN UNITS:
Beginning units	1,176	1,051	2,935	3,184	1,354	1,354	1,581	3,063
Units purchased	115	235	189	250	84	227	665	754
Units redeemed	(101)	(110)	(402)	(499)	(260)	(227)	(703)	(2,236)

Ending units	1,190	1,176	2,722	2,935	1,178	1,354	1,543	1,581

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SVDF		SVOF		WFVSCG		OVGS3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,497)	(1,459)	(570)	(395)	(958)	(1,251)	(4,844)	7,997
Realized gain (loss) on investments	13,675	20,003	6,574	1,086	6,705	12,655	601,314	21,439
Change in unrealized gain (loss) on investments	(43,427)	55,186	2,924	21,903	(23,840)	46,379	(598,264)	351,164
Reinvested capital gains	30,049	6,223	-	-	14,397	7,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,200)	79,953	8,928	22,594	(3,696)	65,032	(1,794)	380,600

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	5,359	6,278	3,736	5,696	38,735	14,068	84,054	562,830
Transfers between subaccounts (including fixed account), net	(8)	-	-	-	(1)	-	(10)	(64)
Surrenders and Death Benefits (notes 4 and 6)	(7,073)	(16,691)	(18,404)	(3,170)	(48,524)	(140,968)	(2,120,903)	(115,047)
Net policy repayments (loans) (note 5)	83	(1,920)	101	426	102	(729)	2,891	(17,077)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,239)	(15,724)	(3,760)	(3,343)	(3,435)	(4,503)	(32,507)	(96,872)
Adjustments to maintain reserves	(27)	16	-	(22)	144	(66)	(89)	(54)

Net equity transactions	(18,905)	(28,041)	(18,327)	(413)	(12,979)	(132,198)	(2,066,564)	333,716

Net change in contract owners’ equity	(20,105)	51,912	(9,399)	22,181	(16,675)	(67,166)	(2,068,358)	714,316
Contract owners’ equity beginning of period	248,172	196,260	97,945	75,764	135,419	202,585	2,068,358	1,354,042

Contract owners’ equity end of period	$228,067	248,172	88,546	97,945	118,744	135,419	-	2,068,358

CHANGES IN UNITS:
Beginning units	843	956	233	234	542	1,209	9,715	8,038
Units purchased	37	30	9	17	202	78	441	3,053
Units redeemed	(103)	(143)	(50)	(18)	(256)	(745)	(10,156)	(1,376)

Ending units	777	843	192	233	488	542	-	9,715

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVDM3		FTVGI3		HIBF3		GEM3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(353)	1,860	(3,527)	65,828	2,958	8,532	863	1,564
Realized gain (loss) on investments	(3,847)	6,359	(12,480)	(41,276)	896	361	42,517	15,070
Change in unrealized gain (loss) on investments	(442)	(10,583)	25,781	(32,299)	617	(227)	(55,992)	(15,701)
Reinvested capital gains	-	-	-	20,313	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,642)	(2,364)	9,774	12,566	4,471	8,666	(12,612)	933

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,568	5,265	16,789	718,870	3,094	11,880	8,439	27,996
Transfers between subaccounts (including fixed account), net	3	-	(1)	-	-	-	-	-
Surrenders and Death Benefits (notes 4 and 6)	(148,289)	(35,168)	(1,554,046)	(585,316)	(152,748)	(9,996)	(378,451)	(43,118)
Net policy repayments (loans) (note 5)	(2,569)	(1,720)	(597)	(7,514)	-	208	351	(1,079)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,214)	(13,062)	(16,525)	(91,952)	(2,639)	(8,699)	(8,979)	(35,965)
Adjustments to maintain reserves	16	16	(70)	32	(67)	65	(76)	93

Net equity transactions	(152,485)	(44,669)	(1,554,450)	34,120	(152,360)	(6,542)	(378,716)	(52,073)

Net change in contract owners’ equity	(157,127)	(47,033)	(1,544,676)	46,686	(147,889)	2,124	(391,328)	(51,140)
Contract owners’ equity beginning of period	157,127	204,160	1,544,676	1,497,990	147,889	145,765	391,328	442,468

Contract owners’ equity end of period	$-	157,127	-	1,544,676	-	147,889	-	391,328

CHANGES IN UNITS:
Beginning units	877	1,120	7,963	7,790	867	907	1,829	2,068
Units purchased	22	123	95	4,063	18	75	45	188
Units redeemed	(899)	(366)	(8,058)	(3,890)	(885)	(115)	(1,874)	(427)

Ending units	-	877	-	7,963	-	867	-	1,829

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG3		NVMIG3		GVDIV3
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,127	(83)	17,702	13,305	10,786	7,146
Realized gain (loss) on investments	8,796	1,645	256,805	181,628	57,369	12,764
Change in unrealized gain (loss) on investments	(8,915)	6,452	(259,262)	199,468	(72,544)	69,067
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,008	8,014	15,245	394,401	(4,389)	88,977

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,344	31,529	24,932	2,042,516	13,813	38,542
Transfers between subaccounts (including fixed account), net	-	-	-	-	-	1
Surrenders and Death Benefits (notes 4 and 6)	(63,132)	(4,816)	(2,088,884)	(1,168,810)	(499,529)	(30,397)
Net policy repayments (loans) (note 5)	-	13	(2,838)	(12,062)	(253)	(6,080)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(404)	(2,604)	(18,198)	(63,128)	(11,734)	(36,599)
Adjustments to maintain reserves	(12)	(4)	(771)	137	(2,824)	11

Net equity transactions	(62,204)	24,118	(2,085,759)	798,653	(500,527)	(34,522)

Net change in contract owners’ equity	(61,196)	32,132	(2,070,514)	1,193,054	(504,916)	54,455
Contract owners’ equity beginning of period	61,196	29,064	2,070,514	877,460	504,916	450,461

Contract owners’ equity end of period	$-	61,196	-	2,070,514	-	504,916

CHANGES IN UNITS:
Beginning units	542	301	17,757	9,063	3,738	4,019
Units purchased	12	332	248	20,361	123	440
Units redeemed	(554)	(91)	(18,005)	(11,667)	(3,861)	(721)

Ending units	-	542	-	17,757	-	3,738

See accompanying notes to financial statements.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America (NLACA) under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Account is an investment Company to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies) and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

On December 31, 2009, NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC) with NLAIC as the surviving entity. The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI  (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class  S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial  Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes in Contract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0—4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 -15 5% per premium payment will be deducted. After year 15 there is no intent to continue the charge, but reserve the right to do so and (3) Federal tax charges (1.25— 6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in net assets.

For the period ended December 31, 2014 and 2013 total front-end sales charge deductions were $ 361,902 and $ 393,605 was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(c) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLIAC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLIAC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50), (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount

$0.09 per $1,000 on the next million of Face Amount

$0.07 per $1,000 on the next million of Face Amount

$0.05 per $1,000 on the next million of Face Amount

$0.03 per $1,000 on the next million of Face Amount

$0 on the excess Face Amount over $5 million

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge, (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiverbenefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a contract owner of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross. premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLACA Options Elite contracts, this charge is referred to as the Insurance Charge.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $18,197,984 and $24,692,972, respectively, and total transfers from the Account to the fixed account were $19,128,913 and $26,815,049, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$156,504,389	$-	$-	$156,504,389

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$537,786	$577,378
Global Allocation V.I. Fund - Class II ( MLVGA2)	285,993	128,867
Stock Index Fund, Inc. - Initial Shares ( DSIF)	1,114,897	1,673,086
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1)	96,535	172,737
Balanced Portfolio: Service Shares ( JABS)	136,462	197,282
Forty Portfolio: Service Shares ( JACAS)	145,800	71,417
Global Technology Portfolio: Service Shares ( JAGTS)	137,215	141,037
Overseas Portfolio: Service Shares ( JAIGS)	466,588	293,614
Investors Growth Stock Series - Initial Class ( MIGIC)	16,691	15,471
Value Series - Initial Class ( MVFIC)	221,850	918,960
Core Plus Fixed Income Portfolio - Class I ( MSVFI)	30,180	117,578
Emerging Markets Debt Portfolio - Class I ( MSEM)	15,119	115,360
U.S. Real Estate Portfolio - Class I ( MSVRE)	1,100,602	712,869
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)	166,659	160,511
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)	4,517	9,961
American Funds NVIT Bond Fund - Class II ( GVABD2)	3,132	9,135
American Funds NVIT Global Growth Fund - Class II ( GVAGG2)	9,198	7,509
American Funds NVIT Growth Fund - Class II ( GVAGR2)	18,656	57,278
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2)	4,655	2,690
Federated NVIT High Income Bond Fund - Class I ( HIBF)	290,782	154,967
NVIT Emerging Markets Fund - Class I ( GEM)	390,953	88,877
NVIT International Equity Fund - Class I ( GIG)	75,003	3,000
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6)	1,805	3,571
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1)	157,633	159,298
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2)	9,059	72,542
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1)	41,023	492
NVIT Cardinal Balanced Fund - Class I ( NVCRB1)	5,376	4,419
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1)	33,685	91,052
NVIT Cardinal Conservative Fund - Class I ( NVCCN1)	4,688	1,816
NVIT Cardinal Moderate Fund - Class I ( NVCMD1)	82,948	12,900
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1)	7,852	1,550
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1)	170,940	5,197
NVIT Core Bond Fund - Class I ( NVCBD1)	4,622	6,077
NVIT Core Plus Bond Fund - Class I ( NVLCP1)	2,813	3,797
NVIT Nationwide Fund - Class IV ( TRF4)	78,320	245,184
NVIT Government Bond Fund - Class I ( GBF)	7,327	6,579
NVIT Government Bond Fund - Class IV ( GBF4)	99,388	195,385
American Century NVIT Growth Fund - Class IV ( CAF4)	74,141	364,320
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA)	37,503	74,774
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC)	151,025	14,227
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)	134,603	296,950
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)	95,621	295,540
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC)	19,143	29,820
NVIT Mid Cap Index Fund - Class I ( MCIF)	703,147	1,137,348
NVIT Multi-Manager International Growth Fund - Class I ( NVMIG1)	2,200,750	332,342
NVIT Multi-Manager International Value Fund - Class I ( GVDIVI)	547,387	72,617
NVIT Multi-Manager International Value Fund - Class IV ( GVDIV4)	97,152	132,167
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1)	121,387	214,118
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1)	29,498	27,895
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1)	618,547	563,359
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2)	169,927	65,619
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF)	66,378	57,656
NVIT Multi-Manager Small Cap Value Fund - Class IV ( SCVF4)	263,988	315,825
NVIT Multi-Manager Small Company Fund - Class IV ( SCF4)	401,320	200,848
NVIT Multi-Sector Bond Fund - Class I ( MSBF)	61,158	72,132
NVIT S&P 500 Index Fund - Class IV ( GVEX4)	825,488	2,010,338
NVIT Short Term Bond Fund - Class II ( NVSTB2)	45,290	10,944
NVIT Large Cap Growth Fund - Class I ( NVOLG1)	1,975,606	1,449,832
Templeton NVIT International Value Fund - Class III ( NVTIV3)	16,419	5,173
Invesco NVIT Comstock Value Fund - Class IV ( EIF4)	141,115	400,774
NVIT Real Estate Fund - Class I ( NVRE1)	1,050,349	818,762
NVIT Money Market Fund - Class IV ( SAM4)	2,481,642	4,047,233
VPS Growth and Income Portfolio - Class A ( ALVGIA)	58,027	59,620
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA)	56,023	90,259
VP Income & Growth Fund - Class I ( ACVIG)	149,400	29,584
VP Inflation Protection Fund - Class II ( ACVIP2)	17,443	25,618
VP International Fund - Class I ( ACVI)	34,948	109,829
VP Mid Cap Value Fund - Class I ( ACVMV1)	149,479	238,597
VP Ultra(R) Fund - Class I ( ACVU1)	5,409	160,321
Small Cap Stock Index Portfolio - Service Shares ( DVSCS)	368,423	799,755
Appreciation Portfolio - Initial Shares ( DCAP)	33,880	233,391
Opportunistic Small Cap Portfolio: Initial Shares ( DSC)	73,296	87,051
Managed Tail Risk Fund II: Primary Shares ( FVCA2P)	16,614	4,494
Quality Bond Fund II - Primary Shares ( FQB)	232,441	55,263
Equity-Income Portfolio - Initial Class ( FEIP)	577,631	1,168,927
High Income Portfolio - Initial Class ( FHIP)	163,176	146,870
VIP Asset Manager Portfolio - Initial Class ( FAMP)	209,451	347,235
VIP Contrafund(R) Portfolio - Initial Class ( FCP)	86	383
VIP Energy Portfolio - Service Class 2 ( FNRS2)	150,484	136,067
VIP Equity-Income Portfolio - Service Class ( FEIS)	53,235	49,189
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S)	3,973	2,898

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S)			1,360		269
VIP Growth Portfolio - Initial Class ( FGP)			590,707		1,421,652
VIP Growth Portfolio - Service Class ( FGS)			31,052		75,818
VIP High Income Portfolio - Initial Class R ( FHIPR)			75,836		60,306
VIP Investment Grade Bond Portfolio - Initial Class ( FIGBP)			475,782		783,057
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS)			9,693		5,570
VIP Mid Cap Portfolio - Service Class ( FMCS)			132,124		903,736
VIP Overseas Portfolio - Initial Class ( FOP)			151,924		306,332
VIP Overseas Portfolio - Initial Class R ( FOPR)			265,197		364,975
VIP Overseas Portfolio - Service Class ( FOS)			192		1,557
VIP Overseas Portfolio - Service Class R ( FOSR)			41,122		42,105
VIP Value Strategies Portfolio - Service Class ( FVSS)			9,187		61,272
Rising Dividends Securities Fund - Class 1 ( FTVRDI)			147,872		764,191
Small Cap Value Securities Fund - Class 1 ( FTVSVI)			156,749		144,397
Templeton Developing Markets Securities Fund - Class 2 ( FTVDM2)			164,257		10,134
Templeton Foreign Securities Fund - Class 1 ( TIF)			116,906		104,720
Templeton Global Bond Securities Fund - Class 2 ( FTVGI2)			1,644,481		123,061
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2)			110,864		103,921
Short Duration Bond Portfolio - I Class Shares ( AMTB)			63,496		85,463
Mid-Cap Growth Portfolio - I Class Shares ( AMCG)			29,696		75,018
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP)			32,026		227,240
Small-Cap Growth Portfolio - S Class Shares ( AMFAS)			3,785		3,718
Socially Responsive Portfolio - I Class Shares ( AMSRS)			12,742		78,554
Global Securities Fund/VA - Non-Service Shares ( OVGS)			2,450,036		782,323
Main Street Fund(R)/VA - Non-Service Shares ( OVGI)			25,660		62,556
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC)			66,642		71,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB)			9,783		25,361
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA)			336,331		11,503
Low Duration Portfolio - Administrative Class ( PMVLDA)			379,194		145,147
VT Growth & Income Fund: Class IB ( PVGIB)			16,570		72,136
VT International Equity Fund: Class IB ( PVTIGB)			760		4,030
VT Voyager Fund: Class IB ( PVTVB)			9,386		14,081
VI American Franchise Fund - Series I Shares ( ACEG)			183,110		178,133
VI Value Opportunities Fund - Series I Shares ( AVBVI)			212		168
Health Sciences Portfolio - II ( TRHS2)			296,126		240,005
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF)			331,432		370,417
VIP Trust Emerging Markets Fund - Initial Class ( VWEM)			1,071,079		1,506,410
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA)			211,259		485,552
Variable Insurance Fund - Equity Income Portfolio ( VVEI)			49,444		51,210
Variable Insurance Fund - High Yield Bond Portfolio ( VVHYB)			31,318		17,960
Variable Insurance Fund - Mid-Cap Index Portfolio ( VVMCI)			77,502		111,064
Variable Insurance Fund - Total Bond Market Index Portfolio ( VVHGB)			14,043		36,689
Variable Insurance Portfolios - Asset Strategy ( WRASP)			142,508		116,663
Advantage VT Discovery Fund ( SVDF)			37,978		28,310
Advantage VT Opportunity Fund - Class 2 ( SVOF)			3,538		22,438
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG)			58,887		58,574
Global Securities Fund/VA - Class 3 (obsolete) ( OVGS3)			69,588		2,141,002
Templeton Developing Markets Securities Fund - Class 3 (obsolete) ( FTVDM3)			2,096		154,958
Templeton Global Bond Securities Fund - Class 3 (obsolete) ( FTVGI3)			12,910		1,570,879
Federated NVIT High Income Bond Fund - Class III (obsolete) ( HIBF3)			5,471		154,800
NVIT Emerging Markets Fund - Class III (obsolete) ( GEM3)			6,502		384,270
NVIT International Equity Fund - Class III (obsolete) ( GIG3)			2,554		63,618
NVIT Multi-Manager International Growth Fund - Class III (obsolete) ( NVMIG3)			42,102		2,110,025
NVIT Multi-Manager International Value Fund - Class III (obsolete) ( GVDIV3)			21,292		510,992

	Total	$	30,891,118	$	40,445,256

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2014	0.65% to 0.75%	13,076	$ 450.49 to $ 221.08	$4,231,923	0.00%	-0.21% to -0.31%
2013	0.65% to 0.75%	14,352	451.45 to 221.77	4,653,283	0.00%	33.39% to 33.26%
2012	0.65% to 0.75%	16,290	338.44 to 166.42	3,916,894	0.00%	11.77% to 11.66%
2011	0.65% to 0.75%	19,003	302.81 to 149.05	4,041,060	0.00%	-3.81% to -3.90%
2010	0.65% to 0.75%	20,807	314.80 to 155.10	4,616,581	0.00%	24.48% to 24.36%
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.75%	5,546	159.06	882,165	2.20%	1.20%
2013	0.75%	5,052	157.17	794,023	1.96%	13.70%
2012	0.75%	1,748	138.24	241,639	1.54%	9.32%
2011	0.75%	1,628	126.46	205,869	2.06%	-4.35%
2010	0.75%	3,262	132.20	431,242	2.15%	9.06%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.65% to 0.75%	12,615	515.22 to 254.62	3,914,908	1.77%	12.69% to 12.58%
2013	0.65% to 0.75%	13,732	457.21 to 226.18	4,071,336	2.10%	31.17% to 31.04%
2012	0.65% to 0.75%	6,880	348.55 to 172.60	1,467,958	2.03%	14.99% to 14.87%
2011	0.65% to 0.75%	7,390	303.13 to 150.26	1,386,933	1.86%	1.22% to 1.12%
2010	0.65% to 0.75%	6,843	299.48 to 148.59	1,277,855	2.17%	14.09% to 13.98%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.65% to 0.75%	1,041	285.93 to 142.58	155,022	0.00%	7.34% to 7.23%
2013	0.65% to 0.75%	1,575	266.38 to 132.97	219,432	0.42%	36.13% to 35.99%
2012	0.65% to 0.75%	1,668	195.69 to 97.78	174,548	0.00%	-2.16% to -2.22%	****
Balanced Portfolio: Service Shares (JABS)
2014	0.65% to 0.75%	1,359	493.08 to 243.68	473,568	1.55%	7.54% to 7.43%
2013	0.65% to 0.75%	1,582	458.52 to 226.83	515,697	1.82%	19.03% to 18.91%
2012	0.65% to 0.75%	2,599	385.22 to 190.76	648,634	2.42%	12.64% to 12.53%
2011	0.65% to 0.75%	3,177	342.00 to 169.53	686,910	0.75%	0.70% to 0.60%
2010	0.65% to 0.75%	24,924	339.62 to 168.52	5,191,147	3.24%	7.42% to 7.31%
Forty Portfolio: Service Shares (JACAS)
2014	0.65% to 0.75%	1,510	548.04 to 270.57	427,985	0.03%	7.76% to 7.66%
2013	0.65% to 0.75%	1,706	508.55 to 251.33	447,283	0.58%	30.04% to 29.91%
2012	0.65% to 0.75%	2,401	391.08 to 193.46	489,013	0.57%	23.05% to 22.93%
2011	0.65% to 0.75%	2,787	317.81 to 157.38	467,488	0.09%	-7.54% to -7.64%
2010	0.65% to 0.75%	16,533	343.74 to 170.39	3,392,549	0.29%	5.79% to 5.68%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.65% to 0.75%	580	500.42 to 247.06	206,633	0.00%	8.64% to 8.53%
2013	0.65% to 0.75%	654	460.62 to 227.64	207,354	0.00%	34.51% to 34.38%
2012	0.65% to 0.75%	861	342.44 to 169.40	193,266	0.00%	18.38% to 18.26%
2011	0.65% to 0.75%	341	289.28 to 143.25	94,118	0.00%	-9.25% to -9.34%
2010	0.65% to 0.75%	195	318.76 to 158.00	56,213	0.00%	23.59% to 23.47%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.65% to 0.75%	6,553	467.99 to 231.05	1,610,243	5.88%	-12.67% to -12.76%
2013	0.65% to 0.75%	6,626	535.89 to 264.83	1,865,375	2.50%	13.54% to 13.43%
2012	0.65% to 0.75%	18,229	471.98 to 233.48	4,435,976	0.89%	12.45% to 12.33%
2011	0.65% to 0.75%	1,182	419.73 to 207.85	481,502	0.25%	-32.78% to -32.84%
2010	0.65% to 0.75%	3,487	624.38 to 309.49	2,152,010	0.58%	24.21% to 24.08%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.65% to 0.75%	744	497.44 to 245.84	191,710	0.52%	10.73% to 10.62%
2013	0.65% to 0.75%	783	449.24 to 222.24	182,184	0.64%	29.45% to 29.32%
2012	0.65% to 0.75%	729	347.04 to 171.85	130,711	0.42%	16.21% to 16.10%
2011	0.65% to 0.75%	839	298.63 to 148.03	129,765	0.51%	-0.07% to -0.17%
2010	0.65% to 0.75%	634	298.84 to 148.28	100,333	0.48%	11.75% to 11.63%
Value Series - Initial Class (MVFIC)
2014	0.65% to 0.75%	11,723	589.93 to 291.54	3,606,048	1.50%	9.79% to 9.68%
2013	0.65% to 0.75%	14,580	537.31 to 265.80	4,107,551	1.20%	35.01% to 34.87%
2012	0.65% to 0.75%	25,217	397.99 to 197.08	5,722,114	1.58%	15.51% to 15.39%
2011	0.65% to 0.75%	31,313	344.56 to 170.79	6,457,187	1.58%	-0.95% to -1.05%
2010	0.65% to 0.75%	28,128	347.85 to 172.60	5,878,499	1.95%	10.81% to 10.70%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.65% to 0.75%	1,438	296.00 to 146.29	355,436	3.06%	7.16% to 7.05%
2013	0.65% to 0.75%	1,815	276.24 to 136.65	424,318	2.50%	-0.96% to -1.06%
2012	0.65% to 0.75%	781	278.92 to 138.12	129,414	5.05%	8.73% to 8.62%
2011	0.65% to 0.75%	636	256.53 to 127.16	87,988	3.22%	4.96% to 4.86%
2010	0.65% to 0.75%	715	244.39 to 121.26	91,384	5.59%	6.45% to 6.34%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.65% to 0.75%	178	444.63 to 219.74	51,932	7.89%	2.26% to 2.16%
2013	0.65% to 0.75%	412	434.80 to 215.09	151,455	4.02%	-9.34% to -9.43%
2012	0.65% to 0.75%	411	479.60 to 237.49	163,709	2.94%	17.20% to 17.08%
2011	0.65% to 0.75%	570	409.23 to 202.85	203,340	4.47%	6.34% to 6.24%
2010	0.65% to 0.75%	667	384.83 to 190.94	215,380	1.60%	9.03% to 8.92%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.65%	1,359	$736.60	$1,001,041	1.02%	28.88%
2013	0.65% to 0.75%	761	571.53 to 282.73	434,931	1.18%	1.39% to 1.29%
2012	0.65% to 0.75%	1,626	563.68 to 279.13	915,981	0.87%	15.08% to 14.97%
2011	0.65% to 0.75%	2,784	489.80 to 242.79	1,363,364	1.22%	5.23% to 5.13%
2010	0.65% to 0.75%	293	465.44 to 230.94	135,671	0.89%	29.12% to 28.99%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.65% to 0.75%	3,861	473.18 to 235.26	941,154	1.99%	12.39% to 12.27%
2013	0.65% to 0.75%	4,336	421.04 to 209.54	941,974	1.83%	31.04% to 30.91%
2012	0.65% to 0.75%	4,621	321.29 to 160.06	780,906	0.98%	13.92% to 13.80%
2011	0.65% to 0.75%	4,936	282.04 to 140.64	740,880	1.62%	0.00% to -0.10%
2010	0.65% to 0.75%	5,773	282.05 to 140.79	867,026	0.17%	12.73% to 12.62%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.75%	464	154.10	71,501	0.94%	4.21%
2013	0.75%	502	147.88	74,235	1.03%	22.36%
2012	0.75%	1,341	120.85	162,062	1.23%	14.85%
2011	0.75%	858	105.23	90,284	1.78%	0.18%
2010	0.75%	1,511	105.04	158,716	0.36%	11.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.75%	470	123.66	58,122	1.20%	4.19%
2013	0.75%	526	118.69	62,429	1.61%	-3.30%
2012	0.75%	752	122.74	92,300	2.21%	4.18%
2011	0.75%	843	117.81	99,317	1.91%	4.94%
2010	0.75%	970	112.27	108,904	2.45%	5.20%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.75%	730	162.99	118,981	0.71%	1.07%
2013	0.75%	718	161.25	115,781	0.37%	27.68%
2012	0.75%	550	126.30	69,463	0.86%	21.17%
2011	0.75%	977	104.23	101,831	0.93%	-9.99%
2010	0.75%	893	115.79	103,401	0.89%	10.47%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.75%	3,436	155.86	535,544	0.45%	7.26%
2013	0.75%	3,683	145.31	535,190	0.32%	28.64%
2012	0.75%	3,871	112.96	437,267	0.21%	16.52%
2011	0.75%	4,448	96.94	431,199	0.26%	-5.40%
2010	0.75%	4,594	102.47	470,770	0.20%	17.31%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.75%	255	140.72	35,884	0.82%	9.40%
2013	0.75%	243	128.63	31,256	1.00%	31.97%
2012	0.75%	226	97.46	22,027	1.03%	16.19%
2011	0.75%	220	83.89	18,455	1.06%	-2.96%
2010	0.75%	123	86.45	10,633	1.27%	10.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.65% to 0.75%	1,940	411.76 to 203.49	605,953	6.02%	1.89% to 1.78%
2013	0.65% to 0.75%	1,226	404.14 to 199.92	493,423	13.23%	6.38% to 6.27%
2012	0.65% to 0.75%	501	379.90 to 188.12	187,647	8.90%	13.81% to 13.70%
2011	0.65% to 0.75%	189	333.80 to 165.46	60,226	8.82%	3.15% to 3.04%
2010	0.65% to 0.75%	145	323.61 to 160.57	43,826	9.02%	12.42% to 12.31%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.65% to 0.75%	1,045	661.29 to 326.81	373,966	1.25%	-6.12% to -6.21%
2013	0.65% to 0.75%	130	704.38 to 348.45	85,875	1.05%	0.09% to -0.01%
2012	0.65% to 0.75%	212	703.73 to 348.48	133,553	0.49%	16.46% to 16.34%
2011	0.65% to 0.75%	279	604.28 to 299.54	152,743	0.63%	-22.88% to -22.95%
2010	0.65% to 0.75%	461	783.53 to 388.77	336,733	0.06%	15.42% to 15.31%
NVIT International Equity Fund - Class I (GIG)
2014	0.75%	713	97.20	69,306	1.71%	-2.80%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.75%	434	92.77	40,261	3.79%	-1.46%
2013	0.75%	466	94.14	43,871	0.45%	16.68%
2012	0.75%	677	80.68	54,622	0.57%	14.36%
2011	0.75%	842	70.55	59,402	0.99%	-10.67%
2010	0.75%	1,613	78.98	127,388	0.27%	12.16%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.75%	1,645	138.13	227,217	0.76%	5.80%
2013	0.75%	1,882	130.55	245,695	1.05%	42.75%
2012	0.75%	2,093	91.46	191,419	1.45%	16.07%
2011	0.75%	2,345	78.80	184,779	0.57%	-12.28%
2010	0.75%	2,532	89.83	227,438	0.22%	14.74%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.75%	2,106	$157.21	$331,088	0.85%	9.68%
2013	0.75%	2,529	143.33	362,486	0.57%	37.52%
2012	0.75%	5,622	104.23	585,972	0.80%	10.55%
2011	0.75%	9,435	94.28	889,554	0.53%	-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.75%	371	134.03	49,723	4.08%	3.69%
2013	0.75%	61	129.25	7,884	1.44%	28.68%
2012	0.75%	46	100.44	4,620	0.97%	15.35%
2011	0.75%	61	87.07	5,311	2.04%	-6.89%
2010	0.75%	46	93.51	4,302	0.49%	14.14%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.75%	644	132.67	85,440	2.37%	3.68%
2013	0.75%	664	127.96	84,965	1.60%	13.86%
2012	0.75%	793	112.38	89,119	1.56%	10.40%
2011	0.75%	799	101.79	81,332	3.43%	-2.00%
2010	0.75%	3,459	103.87	359,277	1.51%	9.64%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.75%	3,338	134.92	450,358	2.42%	3.92%
2013	0.75%	3,952	129.83	513,082	0.98%	20.54%
2012	0.75%	15,376	107.71	1,656,143	1.16%	12.88%
2011	0.75%	23,517	95.42	2,243,885	1.11%	-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.75%	675	124.80	84,243	2.28%	2.65%
2013	0.75%	683	121.58	83,042	1.69%	4.24%
2012	0.75%	799	116.64	93,191	2.39%	6.77%
2011	0.75%	632	109.24	69,038	3.24%	0.74%
2010	0.75%	1	108.43	108	1.44%	6.07%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.75%	1,107	133.86	148,183	3.26%	3.88%
2013	0.75%	630	128.87	81,186	1.73%	17.10%
2012	0.75%	602	110.05	66,251	1.54%	11.61%
2011	0.75%	565	98.61	55,712	1.93%	-2.98%
2010	0.75%	1,082	101.63	109,964	1.01%	10.59%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.75%	159	134.34	21,360	2.75%	3.88%
2013	0.75%	127	129.33	16,425	1.77%	23.43%
2012	0.75%	100	104.78	10,478	1.43%	13.81%
2011	0.75%	71	92.07	6,537	2.38%	-5.29%
2010	0.75%	38	97.21	3,694	0.68%	12.65%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.75%	1,734	130.50	226,281	3.45%	3.39%
2013	0.75%	512	126.21	64,621	1.58%	10.50%
2012	0.75%	633	114.22	72,301	1.50%	9.31%
2011	0.75%	782	104.49	81,714	2.57%	-1.03%
2010	0.75%	671	105.58	70,841	1.24%	8.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.75%	584	130.40	76,154	2.74%	4.27%
2013	0.75%	607	125.06	75,912	2.48%	-2.64%
2012	0.75%	730	128.46	93,774	3.43%	6.95%
2011	0.75%	560	120.11	67,264	2.14%	5.80%
2010	0.75%	2,595	113.53	294,607	3.69%	6.26%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.75%	568	140.98	80,079	2.26%	4.30%
2013	0.75%	584	135.17	78,937	3.43%	-2.51%
2012	0.75%	25	138.64	3,466	0.26%	6.58%
2011	0.75%	44	130.08	5,724	2.62%	5.58%
2010	0.75%	83	123.21	10,227	2.40%	7.55%
NVIT Nationwide Fund - Class IV (TRF4)
2014	0.65% to 0.75%	2,602	748.06 to 463.89	1,679,439	1.15%	11.51% to 11.39%
2013	0.65% to 0.75%	2,918	670.87 to 416.45	1,675,449	1.34%	30.16% to 30.03%
2012	0.65% to 0.75%	3,121	515.44 to 320.28	1,376,640	1.40%	13.48% to 13.36%
2011	0.65% to 0.75%	3,502	454.22 to 282.52	1,353,666	1.14%	-0.02% to -0.12%
2010	0.65% to 0.75%	4,019	454.29 to 282.85	1,549,775	1.04%	12.74% to 12.63%
NVIT Government Bond Fund - Class I (GBF)
2014	0.75%	819	143.50	117,530	1.98%	3.79%
2013	0.75%	824	138.27	113,932	2.09%	-4.77%
2012	0.75%	695	145.20	100,911	2.26%	2.28%
2011	0.75%	669	141.95	94,966	2.98%	6.46%
2010	0.75%	589	133.34	78,540	4.01%	4.00%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Government Bond Fund - Class IV (GBF4)
2014	0.65% to 0.75%	2,544	$ 492.47 to $ 292.29	$992,208	1.96%	3.90% to 3.80%
2013	0.65% to 0.75%	2,747	473.98 to 281.60	1,061,747	1.93%	-4.76% to -4.85%
2012	0.65% to 0.75%	3,018	497.65 to 295.96	1,220,049	2.21%	2.39% to 2.29%
2011	0.65% to 0.75%	3,248	486.02 to 289.33	1,299,882	2.76%	6.65% to 6.55%
2010	0.65% to 0.75%	4,659	455.70 to 271.55	1,780,577	3.05%	4.10% to 4.00%
American Century NVIT Growth Fund - Class IV (CAF4)
2014	0.65% to 0.75%	9,258	371.58 to 182.72	2,183,215	0.34%	10.60% to 10.49%
2013	0.65% to 0.75%	10,456	335.95 to 165.37	2,245,948	0.68%	28.90% to 28.77%
2012	0.65% to 0.75%	11,287	260.63 to 128.42	1,876,091	0.54%	13.28% to 13.17%
2011	0.65% to 0.75%	12,153	230.07 to 113.47	1,786,214	0.58%	-1.33% to -1.43%
2010	0.65% to 0.75%	13,320	233.18 to 115.12	1,958,207	0.64%	18.47% to 18.36%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.65% to 0.75%	3,197	495.79 to 243.00	777,135	1.64%	4.31% to 4.20%
2013	0.65% to 0.75%	3,383	475.33 to 233.21	789,180	1.65%	26.42% to 26.30%
2012	0.65% to 0.75%	3,559	375.98 to 184.65	657,361	1.55%	15.15% to 15.04%
2011	0.65% to 0.75%	3,737	326.51 to 160.52	600,016	1.81%	-4.55% to -4.65%
2010	0.65% to 0.75%	3,895	342.09 to 168.34	655,858	1.93%	13.89% to 13.77%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.65% to 0.75%	1,885	304.57 to 151.93	286,540	2.11%	3.22% to 3.11%
2013	0.65% to 0.75%	1,050	295.07 to 147.34	155,003	1.82%	4.15% to 4.05%
2012	0.65% to 0.75%	968	283.31 to 141.61	137,502	2.33%	4.49% to 4.39%
2011	0.65% to 0.75%	614	271.13 to 135.66	83,699	2.41%	2.27% to 2.16%
2010	0.65% to 0.75%	578	265.12 to 132.78	76,749	3.66%	5.21% to 5.10%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.65% to 0.75%	9,580	406.14 to 200.95	2,311,091	1.67%	4.50% to 4.40%
2013	0.65% to 0.75%	10,318	388.65 to 192.49	2,394,738	1.44%	15.87% to 15.76%
2012	0.65% to 0.75%	13,081	335.41 to 166.29	2,981,636	1.52%	10.09% to 9.98%
2011	0.65% to 0.75%	15,245	304.66 to 151.20	3,336,018	2.06%	-0.69% to -0.79%
2010	0.65% to 0.75%	11,166	306.77 to 152.40	2,148,430	2.00%	10.20% to 10.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.65% to 0.75%	8,175	459.64 to 226.00	1,950,787	1.62%	4.28% to 4.17%
2013	0.65% to 0.75%	9,085	440.78 to 216.94	2,084,865	1.66%	21.58% to 21.46%
2012	0.65% to 0.75%	10,131	362.53 to 178.61	1,911,375	1.59%	13.02% to 12.91%
2011	0.65% to 0.75%	10,934	320.77 to 158.19	1,893,677	2.16%	-2.76% to -2.86%
2010	0.65% to 0.75%	35,746	329.87 to 162.84	6,874,161	2.48%	12.10% to 11.99%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.65% to 0.75%	1,517	357.47 to 177.76	295,000	1.77%	4.06% to 3.96%
2013	0.65% to 0.75%	1,616	343.52 to 170.99	302,550	1.58%	9.78% to 9.67%
2012	0.65% to 0.75%	1,849	312.92 to 155.92	342,301	2.04%	7.34% to 7.23%
2011	0.65% to 0.75%	1,573	291.53 to 145.40	233,688	2.31%	1.40% to 1.30%
2010	0.65% to 0.75%	1,639	287.50 to 143.54	240,581	2.38%	7.81% to 7.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.65% to 0.75%	3,829	685.72 to 338.88	1,619,083	0.88%	8.71% to 8.60%
2013	0.65% to 0.75%	4,677	630.77 to 312.04	2,041,715	2.14%	32.19% to 32.05%
2012	0.65% to 0.75%	1,143	477.18 to 236.29	357,527	1.09%	16.71% to 16.59%
2011	0.65% to 0.75%	1,174	408.86 to 202.67	309,891	0.78%	-3.17% to -3.27%
2010	0.65% to 0.75%	1,241	422.26 to 209.52	309,373	0.54%	25.38% to 25.26%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.75%	17,588	97.45	1,714,010	1.07%	-2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.75%	4,716	90.61	427,325	1.75%	-9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2014	0.65% to 0.75%	2,016	509.64 to 292.04	906,445	4.20%	-10.05% to -10.14%
2013	0.65% to 0.75%	2,163	566.58 to 324.99	1,078,862	2.22%	20.67% to 20.55%
2012	0.65% to 0.75%	2,545	469.54 to 269.60	1,033,223	0.35%	16.40% to 16.28%
2011	0.65% to 0.75%	3,013	403.40 to 231.85	1,056,423	1.34%	-16.70% to -16.78%
2010	0.65% to 0.75%	6,142	484.27 to 278.61	2,745,691	2.49%	5.51% to 5.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.65% to 0.75%	5,920	359.53 to 152.56	1,019,281	0.47%	9.72% to 9.61%
2013	0.65% to 0.75%	6,942	327.68 to 139.19	1,088,186	0.78%	33.87% to 33.73%
2012	0.65% to 0.75%	7,517	244.78 to 104.08	877,882	0.49%	15.60% to 15.48%
2011	0.65% to 0.75%	7,881	211.75 to 90.12	806,344	0.01%	-3.53% to -3.63%
2010	0.65% to 0.75%	9,368	219.51 to 93.52	991,481	0.09%	9.75% to 14.65%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.65% to 0.75%	1,195	338.81 to 144.84	201,209	1.20%	9.80% to 9.69%
2013	0.65% to 0.75%	1,294	308.57 to 132.04	201,047	1.40%	34.56% to 34.43%
2012	0.65% to 0.75%	1,358	229.31 to 98.23	156,822	1.03%	17.05% to 16.93%
2011	0.65% to 0.75%	1,985	195.92 to 84.01	213,978	1.06%	-6.44% to -6.53%
2010	0.65% to 0.75%	2,561	209.40 to 89.88	283,033	0.95%	4.70% to 12.20%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.65% to 0.75%	18,147	$ 482.76 to $ 153.18	$3,921,288	0.00%	3.36% to 3.26%
2013	0.65% to 0.75%	20,240	467.06 to 148.35	4,197,749	0.00%	38.04% to 37.91%
2012	0.65% to 0.75%	22,381	338.34 to 107.57	3,352,437	0.00%	14.16% to 14.04%
2011	0.65% to 0.75%	25,860	296.38 to 94.33	3,364,457	0.00%	-4.85% to -4.94%
2010	0.65% to 0.75%	28,475	311.48 to 99.23	3,900,865	0.00%	26.00% to 25.87%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.75%	3,484	181.04	630,729	1.39%	16.15%
2013	0.75%	3,718	155.87	579,525	1.20%	34.66%
2012	0.75%	4,425	115.75	512,183	1.04%	15.47%
2011	0.75%	5,530	100.24	554,308	0.79%	-3.05%
2010	0.75%	6,521	103.39	674,203	0.98%	18.74%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.65% to 0.75%	1,156	465.69 to 230.14	287,245	0.00%	2.15% to 2.04%
2013	0.65% to 0.75%	1,318	455.91 to 225.53	311,999	0.00%	43.35% to 43.21%
2012	0.65% to 0.75%	1,685	318.03 to 157.48	276,437	0.00%	12.70% to 12.59%
2011	0.65% to 0.75%	1,591	282.19 to 139.88	250,720	0.00%	-1.29% to -1.39%
2010	0.65% to 0.75%	2,436	285.88 to 141.85	371,031	0.00%	24.64% to 24.51%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2014	0.65% to 0.75%	6,110	581.98 to 286.18	2,010,621	0.52%	6.33% to 6.22%
2013	0.65% to 0.75%	6,863	547.33 to 269.41	2,128,001	0.83%	39.49% to 39.35%
2012	0.65% to 0.75%	7,771	392.37 to 193.33	1,737,622	0.83%	19.79% to 19.67%
2011	0.65% to 0.75%	9,003	327.54 to 161.55	1,728,286	0.43%	-5.78% to -5.87%
2010	0.65% to 0.75%	9,251	347.63 to 171.62	1,862,613	0.65%	25.79% to 25.66%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2014	0.65% to 0.75%	7,430	511.52 to 251.53	2,030,845	0.17%	0.16% to 0.06%
2013	0.65% to 0.75%	7,770	510.68 to 251.37	2,132,598	0.15%	40.04% to 39.90%
2012	0.65% to 0.75%	8,765	364.68 to 179.68	1,749,553	0.15%	14.76% to 14.64%
2011	0.65% to 0.75%	9,286	317.77 to 156.73	1,593,732	0.52%	-6.17% to -6.27%
2010	0.65% to 0.75%	10,360	338.68 to 167.21	1,893,791	0.30%	24.53% to 24.40%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.65% to 0.75%	3,206	325.82 to 161.02	671,810	3.04%	3.21% to 3.11%
2013	0.65% to 0.75%	3,364	315.69 to 156.17	676,741	3.40%	-1.76% to -1.86%
2012	0.65% to 0.75%	3,486	321.36 to 159.13	699,772	2.19%	11.52% to 11.41%
2011	0.65% to 0.75%	4,859	288.16 to 142.84	992,254	4.65%	4.87% to 4.76%
2010	0.65% to 0.75%	4,315	274.79 to 136.35	754,609	7.15%	9.87% to 9.76%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2014	0.65% to 0.75%	26,059	1,056.23 to 556.26	19,140,375	1.81%	12.56% to 12.44%
2013	0.65% to 0.75%	28,109	938.41 to 494.71	18,342,671	1.84%	31.22% to 31.09%
2012	0.65% to 0.75%	31,019	715.14 to 377.38	15,365,607	1.88%	14.98% to 14.87%
2011	0.65% to 0.75%	35,499	621.97 to 328.54	15,410,589	1.69%	1.10% to 0.99%
2010	0.65% to 0.75%	39,654	615.23 to 325.31	17,128,038	1.83%	13.99% to 13.87%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.75%	1,710	109.46	187,182	1.10%	-0.26%
2013	0.75%	1,404	109.74	154,082	1.00%	-0.64%
2012	0.75%	1,256	110.45	138,731	1.77%	2.75%
2011	0.75%	796	107.50	85,570	1.46%	0.54%
2010	0.75%	1,448	106.92	154,820	1.42%	1.65%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.65% to 0.75%	47,502	472.71 to 235.02	14,289,754	0.72%	8.09% to 7.99%
2013	0.65% to 0.75%	50,647	437.31 to 217.64	14,156,730	0.78%	35.82% to 35.68%
2012	0.65% to 0.75%	56,296	321.98 to 160.40	11,572,150	0.69%	17.91% to 17.80%
2011	0.65% to 0.75%	63,445	273.06 to 136.17	11,083,107	0.68%	-2.87% to -2.96%
2010	0.65% to 0.75%	70,567	281.12 to 140.33	12,872,909	0.06%	8.10% to 7.99%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.65% to 0.75%	534	241.46 to 153.44	83,060	3.54%	-8.74% to -8.83%
2013	0.65% to 0.75%	497	264.59 to 168.31	84,708	2.94%	19.32% to 19.20%
2012	0.65% to 0.75%	17	221.75 to 141.20	3,286	3.08%	18.79% to 18.67%
2011	0.65%	11	186.68	2,053	2.78%	-12.99%
2010	0.65%	11	214.56	2,360	1.01%	7.28%	****
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2014	0.65% to 0.75%	7,336	457.74 to 225.09	1,846,905	1.70%	8.50% to 8.39%
2013	0.65% to 0.75%	8,623	421.88 to 207.66	1,984,944	0.00%	34.76% to 34.63%
2012	0.65% to 0.75%	9,226	313.05 to 154.25	1,578,727	1.20%	17.70% to 17.58%
2011	0.65% to 0.75%	10,422	265.99 to 131.19	1,528,456	1.30%	-2.95% to -3.05%
2010	0.65% to 0.75%	11,827	274.07 to 135.31	1,791,944	1.56%	14.89% to 14.78%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.75%	21,510	$ 149.83	$3,222,745	2.90%	27.92%
2013	0.75%	26,352	117.12	3,086,419	1.43%	2.28%
2012	0.75%	28,578	114.52	3,272,671	1.02%	14.92%
2011	0.75%	32,348	99.65	3,223,476	0.87%	5.71%
2010	0.75%	39,197	94.27	3,695,118	2.26%	29.21%
NVIT Money Market Fund - Class IV (SAM4)
2014	0.65% to 0.75%	25,511	296.00 to 161.47	4,542,359	0.00%	-0.65% to -0.75%
2013	0.65% to 0.75%	30,491	297.93 to 162.69	6,108,001	0.00%	-0.65% to -0.75%
2012	0.65% to 0.75%	23,882	299.88 to 163.92	4,396,044	0.00%	-0.65% to -0.75%
2011	0.65% to 0.75%	26,922	301.85 to 165.16	4,970,143	0.00%	-0.65% to -0.75%
2010	0.65% to 0.75%	26,084	303.82 to 166.41	5,029,398	0.00%	-0.65% to -0.75%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.65% to 0.75%	982	498.36 to 246.29	378,722	1.39%	8.83% to 8.72%
2013	0.65% to 0.75%	986	457.91 to 226.53	349,692	1.33%	34.09% to 33.96%
2012	0.65% to 0.75%	890	341.50 to 169.10	234,802	1.59%	16.76% to 16.64%
2011	0.65% to 0.75%	690	292.47 to 144.97	136,169	1.42%	5.63% to 5.52%
2010	0.65% to 0.75%	1,018	276.88 to 137.38	178,078	0.00%	12.36% to 12.25%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.65% to 0.75%	682	727.22 to 359.39	356,564	0.68%	8.49% to 8.38%
2013	0.65% to 0.75%	789	670.30 to 331.60	402,870	0.66%	37.16% to 37.03%
2012	0.65% to 0.75%	1,454	488.69 to 241.99	614,835	0.54%	17.98% to 17.86%
2011	0.65% to 0.75%	2,191	414.23 to 205.33	815,442	0.47%	-8.98% to -9.07%
2010	0.65% to 0.75%	2,678	455.11 to 225.82	1,117,199	0.50%	26.09% to 25.96%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.65% to 0.75%	1,214	510.67 to 246.89	351,951	2.20%	11.77% to 11.66%
2013	0.65% to 0.75%	823	456.88 to 221.10	212,396	2.32%	34.94% to 34.81%
2012	0.65% to 0.75%	631	338.57 to 164.01	112,570	2.09%	14.00% to 13.88%
2011	0.65% to 0.75%	815	297.00 to 144.02	152,100	1.52%	2.45% to 2.34%
2010	0.65% to 0.75%	966	289.91 to 140.72	169,205	1.71%	13.41% to 13.29%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.65% to 0.75%	1,422	295.89 to 146.22	227,678	1.29%	2.63% to 2.53%
2013	0.65% to 0.75%	1,521	288.30 to 142.62	236,731	1.68%	-9.07% to -9.16%
2012	0.65% to 0.75%	1,916	317.07 to 157.00	325,146	2.48%	6.69% to 6.58%
2011	0.65% to 0.75%	2,058	297.19 to 147.31	323,391	3.99%	11.02% to 10.91%
2010	0.65% to 0.75%	2,359	267.69 to 132.81	383,306	1.73%	4.44% to 4.33%
VP International Fund - Class I (ACVI)
2014	0.65%	637	370.26	235,858	1.68%	-6.12%
2013	0.65%	840	394.40	331,293	1.88%	21.62%
2012	0.65%	879	324.29	285,053	0.75%	20.37%
2011	0.65%	756	269.40	203,668	1.36%	-12.61%
2010	0.65%	730	308.28	225,043	2.44%	12.56%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.75%	2,726	253.90	692,132	1.17%	15.55%
2013	0.75%	3,337	219.73	733,226	1.08%	29.14%
2012	0.75%	7,726	170.14	1,314,512	1.95%	15.46%
2011	0.75%	11,416	147.36	1,682,304	1.32%	-1.43%
2010	0.75%	13,946	149.51	2,085,035	3.08%	18.36%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.65%	14	392.01	5,488	0.43%	9.28%
2013	0.65% to 0.75%	436	358.71 to 177.27	153,493	0.53%	36.19% to 36.05%
2012	0.65% to 0.75%	431	263.40 to 130.30	111,526	0.00%	13.18% to 13.07%
2011	0.65% to 0.75%	758	232.71 to 115.24	174,752	0.00%	0.41% to 0.31%
2010	0.65% to 0.75%	167	231.76 to 114.88	37,301	0.64%	15.33% to 15.22%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.65% to 0.75%	9,246	696.95 to 341.56	3,369,117	0.59%	4.44% to 4.34%
2013	0.65% to 0.75%	10,570	667.32 to 327.36	3,880,385	1.02%	39.80% to 39.66%
2012	0.65% to 0.75%	8,058	477.33 to 234.39	1,962,837	0.44%	14.99% to 14.87%
2011	0.65% to 0.75%	7,172	415.10 to 204.04	1,557,315	0.62%	-0.09% to -0.19%
2010	0.65% to 0.75%	7,042	415.47 to 204.42	1,532,835	0.69%	25.01% to 24.89%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.65% to 0.75%	1,452	409.53 to 202.19	330,278	1.74%	7.39% to 7.28%
2013	0.65% to 0.75%	2,046	381.35 to 188.46	523,702	1.95%	20.32% to 20.20%
2012	0.65% to 0.75%	2,071	316.95 to 156.79	452,515	3.46%	9.71% to 9.60%
2011	0.65% to 0.75%	3,103	288.89 to 143.05	626,479	1.04%	8.31% to 8.20%
2010	0.65% to 0.75%	1,768	266.73 to 132.21	289,040	3.28%	14.57% to 14.46%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.65% to 0.75%	116	$ 420.50 to $ 207.81	$41,125	0.00%	0.94% to 0.84%
2013	0.65% to 0.75%	190	416.60 to 206.09	56,628	0.00%	47.59% to 47.44%
2012	0.65% to 0.75%	293	282.27 to 139.78	54,634	0.00%	19.78% to 19.66%
2011	0.65% to 0.75%	250	235.66 to 116.81	53,686	0.45%	-14.40% to -14.49%
2010	0.65% to 0.75%	124	275.31 to 136.60	27,342	0.84%	30.30% to 30.17%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.65% to 0.75%	300	340.61 to 168.33	62,903	1.72%	-1.61% to -1.71%
2013	0.65% to 0.75%	298	346.18 to 171.25	64,853	0.97%	15.70% to 15.58%
2012	0.65% to 0.75%	282	299.21 to 148.17	54,319	0.53%	9.46% to 9.35%
2011	0.65% to 0.75%	316	273.36 to 135.50	57,844	0.70%	-5.91% to -6.00%
2010	0.65% to 0.75%	313	290.51 to 144.15	61,657	1.13%	12.34% to 12.23%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.65% to 0.75%	2,344	310.01 to 158.48	548,771	3.88%	3.12% to 3.02%
2013	0.65% to 0.75%	1,892	300.63 to 153.84	374,446	4.07%	0.38% to 0.28%
2012	0.65% to 0.75%	1,751	299.49 to 153.41	343,696	4.25%	9.01% to 8.90%
2011	0.65% to 0.75%	1,742	274.74 to 140.87	307,771	4.57%	1.61% to 1.51%
2010	0.65% to 0.75%	2,304	270.38 to 138.77	338,817	5.42%	7.80% to 7.69%
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.65% to 0.75%	11,060	926.17 to 511.40	7,691,360	2.79%	8.01% to 7.91%
2013	0.65% to 0.75%	12,431	857.45 to 473.93	7,968,611	2.49%	27.32% to 27.19%
2012	0.65% to 0.75%	13,588	673.48 to 372.62	6,959,737	3.01%	16.55% to 16.43%
2011	0.65% to 0.75%	15,604	577.86 to 320.04	6,894,044	2.43%	0.32% to 0.22%
2010	0.65% to 0.75%	17,136	576.03 to 319.34	7,540,406	1.84%	14.40% to 14.29%
High Income Portfolio - Initial Class (FHIP)
2014	0.65% to 0.75%	3,022	528.57 to 259.77	1,302,461	5.70%	0.50% to 0.40%
2013	0.65% to 0.75%	3,176	525.94 to 258.74	1,346,533	4.66%	5.26% to 5.16%
2012	0.65% to 0.75%	4,376	499.65 to 246.05	1,831,698	6.03%	13.49% to 13.37%
2011	0.65% to 0.75%	4,363	440.28 to 217.03	1,570,646	6.85%	3.36% to 3.26%
2010	0.65% to 0.75%	4,591	425.97 to 210.19	1,571,532	7.05%	13.09% to 12.97%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.65% to 0.75%	4,264	696.35 to 346.53	2,218,187	1.43%	5.15% to 5.04%
2013	0.65% to 0.75%	4,720	662.27 to 329.90	2,360,456	1.60%	14.96% to 14.84%
2012	0.65% to 0.75%	4,808	576.10 to 287.26	2,095,454	1.48%	11.75% to 11.64%
2011	0.65% to 0.75%	5,554	515.52 to 257.31	2,179,724	1.85%	-3.19% to -3.29%
2010	0.65% to 0.75%	7,336	532.51 to 266.06	2,964,052	1.78%	13.52% to 13.41%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.75%	1,147	184.05	211,100	0.56%	-13.42%
2013	0.75%	1,193	212.57	253,593	0.70%	23.22%
2012	0.75%	1,266	172.51	218,402	0.72%	3.95%
2011	0.75%	1,475	165.96	244,788	0.68%	-5.91%
2010	0.75%	1,739	176.38	306,716	0.20%	18.27%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.75%	3,019	230.26	695,142	2.78%	7.83%
2013	0.75%	3,105	213.53	662,999	2.48%	27.06%
2012	0.75%	3,156	168.06	530,389	3.04%	16.31%
2011	0.75%	3,272	144.49	472,774	2.40%	0.11%
2010	0.75%	3,046	144.34	439,649	2.27%	14.23%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.75%	42	165.66	6,958	1.67%	3.57%
2013	0.75%	37	159.95	5,918	1.53%	12.55%
2012	0.75%	42	142.12	5,969	1.74%	10.85%
2011	0.75%	45	128.21	5,769	1.08%	-1.03%
2010	0.75%	130	129.54	16,840	2.76%	11.89%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.75%	99	179.18	17,739	1.51%	4.08%
2013	0.75%	95	172.16	16,355	1.71%	20.59%
2012	0.75%	92	142.77	13,134	1.45%	14.62%
2011	0.75%	133	124.56	16,566	2.29%	-3.42%
2010	0.75%	83	128.97	10,705	0.76%	15.13%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.65% to 0.75%	18,669	975.81 to 496.11	12,769,924	0.19%	10.58% to 10.47%
2013	0.65% to 0.75%	20,004	882.47 to 449.11	12,287,473	0.29%	35.45% to 35.32%
2012	0.65% to 0.75%	21,753	651.50 to 331.89	9,792,453	0.57%	13.94% to 13.83%
2011	0.65% to 0.75%	25,421	571.77 to 291.57	9,983,908	0.35%	-0.45% to -0.54%
2010	0.65% to 0.75%	29,040	574.33 to 293.16	11,494,088	0.28%	23.37% to 23.25%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class (FGS)
2014	0.75%	2,198	$247.77	$544,588	0.09%	10.36%
2013	0.75%	2,379	224.51	534,113	0.20%	35.19%
2012	0.75%	2,449	166.08	406,721	0.48%	13.69%
2011	0.75%	2,807	146.08	410,051	0.27%	-0.61%
2010	0.75%	2,692	146.97	395,647	0.24%	23.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.75%	3,619	146.47	530,077	5.70%	0.42%
2013	0.75%	3,696	145.86	539,088	5.93%	5.18%
2012	0.75%	3,552	138.68	492,589	5.65%	13.44%
2011	0.75%	3,866	122.24	472,598	7.00%	3.27%
2010	0.75%	3,518	118.37	416,437	8.87%	13.03%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2014	0.65% to 0.75%	10,849	571.70 to 282.69	4,163,650	2.11%	5.14% to 5.04%
2013	0.65% to 0.75%	11,955	543.74 to 269.13	4,318,622	1.96%	-2.41% to -2.51%
2012	0.65% to 0.75%	13,281	557.19 to 276.06	5,301,968	2.21%	5.21% to 5.11%
2011	0.65% to 0.75%	14,435	529.59 to 262.65	5,694,951	3.46%	6.64% to 6.53%
2010	0.65% to 0.75%	12,747	496.62 to 246.55	4,347,556	3.65%	7.11% to 7.00%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.75%	402	158.38	63,668	2.24%	4.96%
2013	0.75%	381	150.89	57,489	2.37%	-2.62%
2012	0.75%	343	154.95	53,149	2.16%	4.98%
2011	0.75%	355	147.61	52,400	3.18%	6.41%
2010	0.75%	378	138.72	52,435	4.29%	6.87%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.65% to 0.75%	7,431	808.12 to 399.37	3,300,456	0.15%	5.51% to 5.40%
2013	0.65% to 0.75%	9,148	765.93 to 378.90	3,969,708	0.35%	35.18% to 35.05%
2012	0.65% to 0.75%	11,124	566.60 to 280.57	3,664,811	0.51%	14.01% to 13.89%
2011	0.65% to 0.75%	11,801	496.99 to 246.35	3,595,947	0.13%	-11.29% to -11.38%
2010	0.65% to 0.75%	14,945	560.27 to 277.99	4,940,750	0.30%	27.87% to 27.74%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.65% to 0.75%	4,027	537.94 to 242.34	1,904,028	1.31%	-8.67% to -8.76%
2013	0.65% to 0.75%	4,412	589.02 to 265.62	2,258,810	1.38%	29.59% to 29.46%
2012	0.65% to 0.75%	4,913	454.52 to 205.17	1,899,181	1.89%	19.96% to 19.84%
2011	0.65% to 0.75%	5,754	378.90 to 171.21	1,858,078	1.36%	-17.70% to -17.78%
2010	0.65% to 0.75%	6,206	460.39 to 208.24	2,388,692	1.17%	12.38% to 12.27%
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.75%	14,141	163.84	2,316,831	1.35%	-8.78%
2013	0.75%	14,769	179.61	2,652,724	1.35%	29.48%
2012	0.75%	16,474	138.72	2,285,337	1.99%	19.81%
2011	0.75%	17,378	115.79	2,012,152	1.43%	-17.76%
2010	0.75%	16,758	140.80	2,359,488	1.34%	12.23%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.75%	13	227.85	2,962	1.23%	-8.85%
2013	0.75%	18	249.96	4,499	1.34%	29.40%
2012	0.75%	18	193.17	3,477	1.94%	19.64%
2011	0.75%	18	161.46	2,906	1.10%	-17.85%
2010	0.75%	25	196.53	4,913	1.50%	12.15%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.75%	1,809	162.14	293,319	1.25%	-8.86%
2013	0.75%	1,824	177.91	324,512	1.34%	29.33%
2012	0.75%	1,832	137.57	252,022	1.96%	19.77%
2011	0.75%	1,824	114.86	209,510	1.36%	-17.92%
2010	0.75%	1,636	139.94	228,939	1.82%	12.17%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.65% to 0.75%	956	622.80 to 307.79	341,810	0.89%	6.00% to 5.90%
2013	0.65% to 0.75%	1,110	587.54 to 290.65	374,281	0.82%	29.60% to 29.47%
2012	0.65% to 0.75%	1,405	453.35 to 224.49	412,216	0.50%	26.28% to 26.15%
2011	0.65% to 0.75%	1,523	359.01 to 177.96	349,969	0.96%	-9.44% to -9.53%
2010	0.65% to 0.75%	1,147	396.42 to 196.70	236,997	0.45%	25.64% to 25.51%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.65% to 0.75%	3,896	530.00 to 261.92	1,152,624	1.40%	8.30% to 8.19%
2013	0.65% to 0.75%	5,630	489.38 to 242.09	1,716,855	1.92%	29.21% to 29.08%
2012	0.65% to 0.75%	5,049	378.75 to 187.55	1,137,199	1.83%	11.45% to 11.34%
2011	0.65% to 0.75%	4,854	339.85 to 168.46	977,605	1.67%	5.61% to 5.50%
2010	0.65% to 0.75%	4,474	321.81 to 159.68	838,258	1.92%	20.16% to 20.04%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.65% to 0.75%	3,510	$ 677.77 to $ 334.95	$1,270,640	0.84%	0.23% to 0.13%
2013	0.65% to 0.75%	3,717	676.22 to 334.52	1,352,755	1.44%	35.62% to 35.49%
2012	0.65% to 0.75%	7,161	498.61 to 246.90	2,007,455	1.04%	17.98% to 17.86%
2011	0.65% to 0.75%	10,414	422.62 to 209.49	2,545,179	1.17%	-4.15% to -4.25%
2010	0.65% to 0.75%	4,002	440.92 to 218.78	971,283	0.73%	27.66% to 27.53%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.75%	1,534	93.82	143,918	1.48%	-6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.65% to 0.75%	704	473.79 to 234.15	310,543	2.13%	-11.46% to -11.55%
2013	0.65% to 0.75%	707	535.14 to 264.73	351,302	2.43%	22.47% to 22.35%
2012	0.65% to 0.75%	1,135	436.94 to 216.37	472,985	2.94%	17.83% to 17.71%
2011	0.65% to 0.75%	1,347	370.83 to 183.82	479,314	2.06%	-11.02% to -11.11%
2010	0.65% to 0.75%	1,219	416.78 to 206.80	484,531	2.16%	7.97% to 7.86%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.75%	14,535	100.35	1,458,597	5.12%	0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.75%	17	131.43	2,234	3.16%	2.08%
2011	0.75%	119	91.56	10,896	0.02%	-2.28%
2010	0.75%	135	93.69	12,649	2.28%	9.43%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.65% to 0.75%	3,748	348.81 to 174.31	1,051,512	1.69%	-0.04% to -0.14%
2013	0.65% to 0.75%	3,912	348.95 to 174.55	1,085,196	2.17%	-0.04% to -0.13%
2012	0.65% to 0.75%	3,795	349.08 to 174.79	1,049,719	2.92%	3.93% to 3.82%
2011	0.65% to 0.75%	4,123	335.89 to 168.36	1,072,925	3.30%	-0.36% to -0.46%
2010	0.65% to 0.75%	3,318	337.10 to 169.13	736,539	4.71%	4.60% to 4.50%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.65%	56	660.06	36,963	0.00%	6.88%
2013	0.65%	143	617.55	88,309	0.00%	31.75%
2012	0.65%	368	468.71	172,486	0.00%	11.68%
2011	0.65%	370	419.68	155,281	0.00%	-0.18%
2010	0.65%	151	420.42	63,483	0.00%	28.26%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.65%	2,693	398.96	1,074,389	0.70%	9.14%
2013	0.65%	3,213	365.54	1,174,489	1.17%	30.29%
2012	0.65%	3,427	280.57	961,507	0.42%	15.84%
2011	0.65%	3,739	242.20	905,583	0.00%	-11.93%
2010	0.65%	4,371	275.01	1,202,074	0.63%	14.92%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.75%	130	203.12	26,406	0.00%	2.70%
2013	0.75%	141	197.79	27,888	0.00%	44.74%
2012	0.75%	130	136.65	17,764	0.00%	8.01%
2011	0.75%	126	126.52	15,941	0.00%	-1.80%
2010	0.75%	109	128.83	14,043	0.00%	18.72%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.65% to 0.75%	1,185	542.80 to 268.25	348,081	0.35%	9.67% to 9.56%
2013	0.65% to 0.75%	1,393	494.96 to 244.85	380,597	0.48%	36.71% to 36.58%
2012	0.65% to 0.75%	7,202	362.05 to 179.28	1,405,409	0.20%	10.26% to 10.15%
2011	0.65% to 0.75%	10,856	328.36 to 162.76	2,025,286	0.45%	-3.71% to -3.80%
2010	0.65% to 0.75%	1,637	341.00 to 169.20	285,739	0.01%	22.06% to 21.94%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.65% to 0.75%	10,587	492.84 to 243.32	2,983,968	1.39%	1.63% to 1.53%
2013	0.65% to 0.75%	3,041	484.94 to 239.66	1,437,904	1.43%	26.48% to 26.36%
2012	0.65% to 0.75%	4,755	383.40 to 189.67	1,788,996	2.20%	20.48% to 20.36%
2011	0.65% to 0.75%	8,428	318.24 to 157.59	2,649,978	0.21%	-8.88% to -8.97%
2010	0.65% to 0.75%	1,053	349.26 to 173.12	327,966	1.94%	15.21% to 15.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.65% to 0.75%	1,540	416.89 to 205.82	400,971	0.85%	9.99% to 9.88%
2013	0.65% to 0.75%	1,691	379.04 to 187.32	408,403	1.11%	30.92% to 30.79%
2012	0.65% to 0.75%	1,699	289.52 to 143.22	303,320	0.98%	16.11% to 16.00%
2011	0.65% to 0.75%	2,395	249.35 to 123.47	398,684	0.96%	-0.66% to -0.76%
2010	0.65% to 0.75%	3,351	251.01 to 124.42	521,742	1.13%	15.36% to 15.24%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.65% to 0.75%	824	735.09 to 363.28	359,578	0.86%	11.21% to 11.10%
2013	0.65% to 0.75%	989	661.00 to 326.99	375,511	0.85%	40.10% to 39.96%
2012	0.65% to 0.75%	1,587	471.80 to 233.63	398,876	0.58%	17.22% to 17.10%
2011	0.65% to 0.75%	1,873	402.49 to 199.51	410,417	1.44%	-2.84% to -2.94%
2010	0.65% to 0.75%	14,139	414.27 to 205.55	3,444,200	0.72%	22.61% to 22.48%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.65% to 0.75%	874	$ 206.15 to $ 102.85	$92,578	4.26%	2.17% to 2.07%
2013	0.65% to 0.75%	1,060	201.77 to 100.76	109,437	2.72%	-0.78% to -0.88%
2012	0.65% to 0.75%	2,536	203.35 to 101.66	295,330	0.00%	1.68% to 1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.75%	2,760	123.67	341,333	2.00%	-0.35%
2013	0.75%	333	124.11	41,328	1.69%	-7.17%
2012	0.75%	2,437	133.70	325,828	5.25%	4.71%
2011	0.75%	2,449	127.69	312,713	2.00%	7.71%
2010	0.75%	2,244	118.55	266,022	1.40%	8.66%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.75%	11,734	120.13	1,409,597	1.14%	0.09%
2013	0.75%	9,839	120.02	1,180,860	1.47%	-0.88%
2012	0.75%	17,011	121.09	2,059,790	1.90%	5.06%
2011	0.75%	19,287	115.25	2,222,888	1.74%	0.35%
2010	0.75%	2,516	114.85	288,959	1.60%	4.50%
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.75%	850	225.21	191,431	1.45%	9.91%
2013	0.75%	1,106	204.92	226,637	1.67%	34.66%
2012	0.65% to 0.75%	1,125	307.29 to 152.17	183,910	1.56%	18.36% to 18.24%
2011	0.65% to 0.75%	974	259.62 to 128.69	125,343	1.17%	-5.26% to -5.35%
2010	0.65% to 0.75%	874	274.03 to 135.97	118,835	1.72%	13.64% to 13.52%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.65% to 0.75%	210	397.87 to 196.63	52,762	0.93%	-7.38% to -7.47%
2013	0.65% to 0.75%	221	429.58 to 212.51	60,423	1.43%	27.24% to 27.11%
2012	0.65% to 0.75%	232	337.61 to 167.18	49,867	2.13%	21.12% to 21.00%
2011	0.65% to 0.75%	264	278.73 to 138.16	49,128	3.28%	-17.47% to -17.55%
2010	0.65% to 0.75%	243	337.73 to 167.58	51,611	3.70%	9.31% to 9.20%
VT Voyager Fund: Class IB (PVTVB)
2014	0.65% to 0.75%	488	500.73 to 247.46	135,958	0.73%	9.01% to 8.90%
2013	0.65% to 0.75%	521	459.35 to 227.24	132,311	0.79%	42.79% to 42.65%
2012	0.65% to 0.75%	538	321.68 to 159.29	101,777	0.26%	13.49% to 13.37%
2011	0.65% to 0.75%	989	283.46 to 140.50	219,727	0.00%	-18.38% to -18.46%
2010	0.65% to 0.75%	510	347.29 to 172.32	103,104	1.46%	20.02% to 19.90%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.65% to 0.75%	649	291.22 to 145.22	94,686	0.04%	7.74% to 7.63%
2013	0.65% to 0.75%	604	270.31 to 134.93	82,037	0.43%	39.23% to 39.09%
2012	0.65% to 0.75%	791	194.14 to 97.01	77,121	0.00%	-2.93% to -2.99%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.65%	11	407.87	4,487	1.42%	5.93%
2013	0.65%	11	385.05	4,236	1.28%	32.89%
2012	0.65%	14	289.75	4,057	0.98%	16.94%
2011	0.65%	45	247.78	11,150	0.89%	-3.68%
2010	0.65%	46	257.24	11,833	0.48%	6.66%
Health Sciences Portfolio - II (TRHS2)
2014	0.75%	2,343	293.34	687,298	0.00%	30.24%
2013	0.75%	2,285	225.23	514,640	0.00%	49.39%
2012	0.75%	1,074	150.77	161,922	0.00%	30.02%
2011	0.75%	352	115.96	40,817	0.00%	9.56%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.65% to 0.75%	3,213	473.18 to 237.83	944,433	5.01%	1.52% to 1.42%
2013	0.65% to 0.75%	3,509	466.08 to 234.50	1,095,437	1.88%	-9.76% to -9.85%
2012	0.65% to 0.75%	2,078	516.48 to 260.12	758,940	1.64%	4.86% to 4.76%
2011	0.65% to 0.75%	1,155	492.52 to 248.30	514,402	9.17%	7.44% to 7.33%
2010	0.65% to 0.75%	1,603	458.41 to 231.33	675,108	3.63%	5.51% to 5.40%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.65% to 0.75%	5,271	661.12 to 324.44	2,331,298	0.56%	-1.06% to -1.16%
2013	0.65% to 0.75%	6,711	668.20 to 328.25	3,201,284	1.38%	11.29% to 11.18%
2012	0.65% to 0.75%	6,398	600.39 to 295.23	2,589,216	0.00%	28.97% to 28.84%
2011	0.65% to 0.75%	3,984	465.54 to 229.15	1,429,216	1.35%	-26.22% to -26.29%
2010	0.65% to 0.75%	5,561	630.97 to 310.89	2,873,470	0.66%	26.02% to 25.89%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.65% to 0.75%	2,065	843.38 to 380.61	1,071,957	0.10%	-19.63% to -19.71%
2013	0.65% to 0.75%	2,288	1,049.34 to 474.04	1,593,164	0.95%	9.82% to 9.71%
2012	0.65% to 0.75%	4,527	955.53 to 432.09	2,748,463	0.70%	2.71% to 2.61%
2011	0.65% to 0.75%	2,133	930.27 to 421.09	1,887,014	0.94%	-16.99% to -17.07%
2010	0.65% to 0.75%	1,623	1,120.69 to 507.79	1,690,777	0.41%	28.40% to 28.27%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2014	0.95%	1,589	$266.59	$423,604	2.44%	10.35%
2013	0.95%	1,706	241.57	412,124	2.38%	28.82%
2012	0.95%	1,915	187.53	359,125	2.45%	12.33%
2011	0.95%	2,022	166.95	337,582	2.32%	9.23%
2010	0.95%	2,121	152.85	324,201	3.53%	13.63%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2014	0.95%	1,190	204.46	243,304	5.33%	3.42%
2013	0.95%	1,176	197.70	232,495	5.01%	3.36%
2012	0.95%	1,051	191.27	201,028	6.92%	13.21%
2011	0.95%	1,537	168.95	259,675	7.27%	5.93%
2010	0.95%	1,565	159.50	249,615	8.95%	11.04%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2014	0.95%	2,722	341.77	930,286	0.94%	12.52%
2013	0.95%	2,935	303.74	891,473	1.07%	33.65%
2012	0.95%	3,184	227.26	723,591	1.14%	14.72%
2011	0.95%	3,283	198.10	650,365	0.96%	-2.96%
2010	0.95%	2,985	204.15	609,376	1.17%	24.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2014	0.95%	1,178	153.25	180,529	2.53%	4.89%
2013	0.95%	1,354	146.11	197,827	2.47%	-3.21%
2012	0.95%	1,354	150.96	204,394	2.62%	3.04%
2011	0.95%	1,362	146.50	199,539	3.30%	6.64%
2010	0.95%	1,360	137.39	186,845	4.46%	5.49%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.75%	1,543	163.38	252,092	0.46%	-5.97%
2013	0.75%	1,581	173.76	274,707	1.30%	24.20%
2012	0.75%	3,063	139.90	428,524	1.13%	18.28%
2011	0.75%	3,305	118.28	390,909	0.32%	-7.90%
2010	0.75%	28,620	128.42	3,675,388	1.46%	7.86%
Advantage VT Discovery Fund (SVDF)
2014	0.65%	777	293.52	228,067	0.00%	-0.30%
2013	0.65%	843	294.39	248,172	0.01%	42.87%
2012	0.65% to 0.75%	956	206.06 to 101.73	196,260	0.00%	16.97% to 16.85%
2011	0.65% to 0.75%	1,696	176.16 to 87.06	297,969	0.00%	-0.23% to -0.33%
2010	0.65% to 0.75%	1,637	176.56 to 87.34	288,673	0.00%	34.66% to 34.53%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.65%	192	461.18	88,546	0.06%	9.71%
2013	0.65%	233	420.37	97,945	0.20%	29.83%
2012	0.65%	234	323.78	75,764	0.10%	14.77%
2011	0.65%	360	282.11	101,558	0.12%	-6.13%
2010	0.65%	355	300.53	106,688	0.78%	22.95%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.75%	488	243.33	118,744	0.00%	-2.61%
2013	0.75%	542	249.85	135,419	0.00%	49.11%
2012	0.75%	1,209	167.56	202,585	0.00%	7.06%
2011	0.75%	1,620	156.51	253,544	0.00%	-5.31%
2010	0.75%	23	165.28	3,801	0.00%	25.83%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.75%	9,715	212.90	2,068,358	1.25%	26.39%
2012	0.75%	8,038	168.46	1,354,042	2.09%	20.32%
2011	0.75%	8,628	140.01	1,207,986	1.27%	-8.95%
2010	0.75%	8,518	153.77	1,309,850	1.67%	15.11%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	348	146.33	50,923	0.00%	-9.49%
2010	0.75%	696	161.67	112,524	0.00%	23.59%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.75%	27,235	194.93	5,308,787	0.48%	-32.84%
2010	0.75%	8,762	290.24	2,543,075	0.58%	24.10%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.75%	877	179.16	157,127	1.85%	-1.71%
2012	0.75%	1,120	182.29	204,160	1.39%	12.31%
2011	0.75%	1,254	162.31	203,532	0.56%	-16.49%
2010	0.75%	5,225	194.35	1,015,472	1.65%	16.64%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.75%	7,963	193.98	1,544,676	4.90%	0.88%
2012	0.75%	7,790	192.30	1,497,990	6.09%	14.20%
2011	0.75%	9,050	168.39	1,523,900	6.27%	-1.57%
2010	0.75%	5,475	171.07	936,616	1.83%	13.52%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.75%	867	$170.58	$147,889	6.65%	6.14%
2012	0.75%	907	160.71	145,765	8.45%	13.85%
2011	0.75%	378	141.16	53,359	8.24%	3.03%
2010	0.75%	460	137.01	63,023	9.56%	12.32%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.75%	1,829	213.96	391,328	1.15%	0.00%
2012	0.75%	2,068	213.96	442,468	0.45%	16.36%
2011	0.75%	2,429	183.88	446,645	0.69%	-22.97%
2010	0.75%	2,725	238.72	650,503	0.07%	15.35%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.75%	542	112.91	61,196	0.59%	16.93%
2012	0.75%	301	96.56	29,064	0.75%	14.71%
2011	0.75%	361	84.17	30,387	1.73%	-15.83%	****
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.65% to 0.75%	557	239.74 to 118.84	66,555	0.11%	-8.51% to -8.60%
2010	0.65% to 0.75%	1,147	262.03 to 130.02	149,524	0.86%	14.74% to 14.63%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.65% to 0.75%	930	334.43 to 165.77	167,322	0.00%	-7.76% to -7.85%
2010	0.65% to 0.75%	935	362.56 to 179.90	181,903	0.00%	18.01% to 17.89%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.75%	1,747	152.40	266,249	7.70%	7.33%
2010	0.75%	1,788	141.99	253,878	3.72%	5.41%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.75%	3,176	215.51	684,458	1.02%	-26.31%
2010	0.75%	3,486	292.45	1,019,497	0.68%	25.92%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	5,282	299.34	1,581,093	1.07%	-17.02%
2010	0.75%	4,775	360.73	1,722,505	0.42%	28.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.75%	17,757	116.60	2,070,514	1.41%	20.44%
2012	0.75%	9,063	96.82	877,460	1.36%	14.91%
2011	0.75%	2,952	84.25	248,717	1.25%	-10.04%
2010	0.75%	3,392	93.66	317,692	0.82%	13.18%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.75%	3,738	135.08	504,916	2.27%	20.51%
2012	0.75%	4,019	112.08	450,461	0.38%	16.36%
2011	0.75%	4,661	96.33	448,978	1.86%	-16.74%
2010	0.75%	4,831	115.69	558,910	2.32%	5.32%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.75%	135	122.06	16,479	1.25%	7.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.65%	127	243.45	30,919	8.46%	7.06%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	3,342	56.44 to 28.09	96,191	8.70%	-2.51% to -2.61%
2010	0.65% to 0.75%	3,016	57.89 to 28.84	93,750	6.85%	13.94% to 13.83%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.65% to 0.75%	260	77.21 to 38.27	9,950	9.21%	-2.97% to -3.07%
2010	0.65% to 0.75%	284	79.57 to 39.48	11,212	9.21%	14.07% to 13.96%
2014	Contract owners equity:			$156,502,889
2013	Contract owners equity:			$164,582,549
2012	Contract owners equity:			$149,670,748
2011	Contract owners equity:			$154,369,686
2010	Contract owners equity:			$174,245,719

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.